[NATIONS FUNDS LOGO]


Money
Market
Funds


Annual Report For The
Year Ended March 31, 1998


                                                               [PICTURE OF TREE]

                                                  Investments For A Lifetime(SM)

                                                                         Nations
                                                                 Tax Exempt Fund

                                                                         Nations
                                                                   Treasury Fund

                                                                         Nations
                                                                      Government
                                                               Money Market Fund

                                                                         Nations
                                                                      Prime Fund

                         [BACKGROUND DEPICTING BASKETS]



















This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners, Boatmen's Capital
Management, Inc. and Marsico
Capital Management, LLC.


-----------------
[DOWNWARD ARROW]
    NOT FDIC-
     INSURED
-----------------
  May Lose Value
-----------------
No Bank Guarantee
-----------------

Presidents'
Message
                         Dear Shareholder:

                         The past 12 months have been very rewarding for many investors. Even with domestic markets feeling the effects of the Asian financial crisis, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) -- a widely known indicator of stock market activity -- returned 47.98%.*

                         Even though the markets have experienced recent success, the prudent investor realizes these conditions cannot continue indefinitely. While the markets have continued to perform well during the first three months of 1998, we encourage you to consider:

                         -- BUILDING A DIVERSIFIED PORTFOLIO. A portfolio
                            comprised of different types of
                            investments -- stocks, bonds, money market instruments -- has the potential to serve you best in volatile markets.

                         -- CHOOSING AN INVESTMENT STRATEGY THAT COMPLEMENTS
                            YOUR LIFESTYLE AND FINANCIAL OBJECTIVES, and maintaining that strategy as you pursue your investment goals.

                         -- INVESTING FOR THE LONG TERM. If you can afford to
                            invest throughout inevitable market fluctuations, you should benefit since historically, market prices have generally gone up over the long term. This is often a better strategy than attempting to "time" the market.

                         -- INVESTING ON A REGULAR BASIS. This technique, known
                            as dollar-cost averaging, may enable you to buy more shares when prices are lower and fewer when prices are higher. Systematic investing generally provides an easy, disciplined way to increase your assets.

                            Such a strategy does not assure a profit and does not protect against loss in declining markets. Since this strategy involves continuous investment in securities regardless of fluctuating price levels, you should carefully consider your financial ability to continue your purchases through periods of declining price levels.

                         Following these guidelines may help you create an investment portfolio with the potential to make the most of current market conditions, as well as those to come.

                         With Nations Funds as a component of that portfolio, your investment is part of over $33 billion in assets under management. We are very pleased with the overall performance of the Funds over the past 12 months. Please refer to the individual fund commentary for performance results.

                         NEW OPPORTUNITIES FOR YOUR DIVERSIFIED PORTFOLIO
                         We have continued to expand the Nations Funds family of funds, including the addition of two new growth funds managed by Tom Marsico, one of

                         * The S&P 500 Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Presidents'
Message continued...

                         the most respected portfolio managers in the industry. Mr. Marsico is widely known in the investment community for having managed the Janus Twenty Fund and Janus Growth and Income Fund; during his tenure of nearly 10 years at Janus, these Funds grew from $7 million in assets to more than $7 billion.

                         In addition, we created Nations Annuity Trust, which consists of eight investment portfolios that serve as underlying investment vehicles for annuity products. One of those products, Nations Variable Annuity issued by Hartford Life Insurance Company, is now available for your long-term tax-deferred investing needs.

                         RECOGNITION FOR SUPERIOR SHAREHOLDER SERVICES
                         The Nations Funds product line and its performance, however, lacks importance if it isn't backed by helpful, professional services to its shareholders. That's why, among all the Funds' accomplishments this year, we are particularly proud of the recognition the industry bestowed on Nations Funds.

                         In its first year as a participant in the annual survey conducted by DALBAR, Inc. -- an independent research firm that measures customer service and establishes benchmarks in the financial services industry -- Nations Funds was honored with the Key Honors Award for superior customer service. This award "designates those firms that demonstrate their commitment to the shareholder by providing consistently solid service."

                         NATIONS FUNDS PROVIDES INVESTMENTS FOR A LIFETIME
                         We want to thank you for your confidence in Nations Funds, and for making them part of your investment strategy. As we strive to provide an ever-diverse range of investment products, we recognize that the strongest, most important asset is you, the shareholder.

                         Sincerely,


                                     /s/ A. Max Walker                                /s/ Robert H. Gordon
                                     A. Max Walker                                    Robert H. Gordon
                                     President and Chairman                           President
                                     of the Board                                     NationsBanc Advisors, Inc.

                         March 31, 1998

                         P.S.: If you have any questions or comments on your annual report or the information in it, please contact us at 1-800-321-7854 or send us a message from the Nations Funds Web Site at
                         WWW.NATIONSBANK.COM/NATIONSFUNDS.

Table
Of
Contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     ECONOMIC OVERVIEW                                               4
                                     FINANCIAL STATEMENTS
                                     Schedules of Investments                                        6
                                     Statements of Assets and Liabilities                           28
                                     Statements of Operations                                       30
                                     Statements of Changes in Net Assets                            31
                                     Statement of Cash Flows                                        33
                                     Schedules of Capital Stock Activity                            34
                                     Financial Highlights                                           36
                                     Notes to Financial Statements                                  44
                                     ---------------------------------------------------------------------------------

                                         Nations Funds                LOGO
                                         Recognized For               DALBAR, Inc., is a well-respected research firm
                                         Outstanding                  that measures customer service levels and
                                         Customer Service             establishes benchmarks in the financial services
                                                                      industry.
                                         In recognition of our
                                         commitment to retail
                                         shareholders through
                                         consistently providing
                                         superior customer service,
                                         Nations Funds was awarded
                                         DALBAR Key Honors in 1997.
                                     ---------------------------------------------------------------------------------

The
Nations Funds
Family At A Glance

   STABILITY
----------------                          CURRENT INCOME
----------------------------------------------------------------------------------
                                                                                         GROWTH & INCOME
                                                                                     -----------------------


MONEY               SHORTER              INTERMEDIATE             LONGER TERM          LARGE CAPITALIZATION
MARKET              MATURITY             MATURITY                 DOMESTIC             VALUE FUNDS
FUNDS               BOND FUNDS           BOND FUNDS               AND GLOBAL
                                                                  BOND FUNDS
------------------------------------------------------------------------------------------------------------
- Nations           - Nations Short-    - Nations                - Nations Global      - Nations
  Prime Fund          Intermediate        Strategic Fixed          Government            Value Fund
                      Government          Income Fund              Income Fund
- Nations Government  Fund                                                             - Nations
  Money Market                          - Nations                - Nations               Managed
  Fund              - Nations             Government               Diversified           Value Index
                      Short-Term          Securities Fund          Income Fund           Fund
- Nations             Income Fund
  Treasury Fund                         - Nations                - Nations             - Nations

- Nations Tax       - Nations Short-      Intermediate             U.S. Government       Equity Income
  Exempt Fund         Term Municipal      Municipal                Bond Fund             Fund
                      Income Fund         Bond Fund
                                                                 - Nations             - Nations
                                        - Nations                  Municipal             Balanced Assets
                                          State-Specific           Income Fund           Fund
                                          Intermediate
                                          Municipal Bond         - Nations
                                          Funds                    State-Specific
                                                                   Long-Term
                                                                   Municipal Bond
                                                                   Funds

                                                         POTENTIAL RETURN
                                                         RISK (VARIABILITY)
2

                                                            [NATIONS FUNDS LOGO]
                                                  Investments For A Lifetime(SM)



  GROWTH & INCOME
-------------------------
                        GROWTH
----------------------------------------------------------
                                                                      AGGRESSIVE GROWTH
                                       -------------------------------------------------------------------------------

LARGE              LARGE                                  MID                  SMALL
CAPITALIZATION     CAPITALIZATION      INTERNATIONAL      CAPITALIZATION       CAPITALIZATION      REGION-SPECIFIC
FUNDS              GROWTH FUNDS        EQUITY FUNDS       FUNDS                FUNDS               INTERNATIONAL FUNDS
----------------------------------------------------------------------------------------------------------------------
- Nations       - Nations              - Nations          - Nations          - Nations             - Nations
  Marsico         Marsico Focused        International      Emerging           Small Company         Emerging
  Growth          Equities Fund          Growth Fund        Growth Fund        Growth Fund           Markets Fund
  & Income
  Fund          - Nations              - Nations                             - Nations             - Nations
                  Disciplined            International                         Managed               Pacific Growth
- Nations         Equity Fund            Equity Fund                           SmallCap              Fund
  Managed                                                                      Index Fund
  Index Fund    - Nations
                  Capital Growth                                             - Nations
                  Fund                                                         Managed
                                                                               SmallCap
                                                                               Value Index
                                                                               Fund


The Nations Funds family also includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the Standard and Poor's 500 Composite Stock Price Index.

LIFEGOAL PORTFOLIOS

- LifeGoal Income and Growth Portfolio
- LifeGoal Balanced Growth Portfolio
- LifeGoal Growth Portfolio

Economic
Overview
                         For the 12-month period ended March 31, 1998, economic conditions in the United States were stellar, fueling a steady rise in the financial markets and giving investors plenty to cheer about.

                         Economic activity was robust, and the pace of growth for the year was the fastest of the current expansion, which is now entering its eighth year. With business booming, corporate profits rose by more than 10%. Nearly three million new jobs were created, sending the national unemployment rate down to a 30-year low of 4.6%. What's more, in this high employment environment, U.S. workers have enjoyed rising wages.

                         Fortunately, the inflationary impact of rising labor costs has been more than offset by other strong forces. In fact, overall inflation was almost nonexistent for the reporting period, with the Consumer Price Index, the most commonly used measure of inflation at the retail level, up less than 2%. Meanwhile, wholesale inflation actually dropped over the past 12 months.

                         What explains the economic balancing act that allows for continual growth without the threat of inflation? The answer is that the United States is benefiting from a moderate economic expansion, driven by capital spending that is expanding capacity rather than pressuring it. Productivity gains have been impressive, and inflation is being subdued by increasingly global markets for labor and products, along with a freer world trade environment. As long as these trends remain in place, our economy should continue to grow while experiencing stable prices for goods and services. We remain bullish about long-term economic prospects in the United States.

                         These ideal economic conditions have helped propel the financial markets to new significant highs. During the past 12 months, the Dow Jones Industrial Average* broke through the 7,000 and 8,000 barriers, closing the period at 8,799.81 -- up over 35%. Even more amazing is that the Dow soared by over 20% for the third year in a row, an unprecedented feat for the blue-chip average. All other domestic stock indexes rose as well, some higher than others. By all measures, the past year was a rewarding one for stock investors.

                         * The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                         Source for all statistical data -- TradeStreet Investment Associates, Inc.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Economic
Overview continued...

                         With news on the inflation front remaining positive, the bond market also performed well during the period. Interest rates drifted to lower levels and bond values rose accordingly. This translated into attractive results for bond funds, with total returns generally ranging from 9% to 12% for the period.

                         Looking ahead, the next several months will likely be dominated by news about the financial crisis in Asia and its impact on U.S. companies. However, we do not expect the so-called "Asian contagion" to cause U.S. economic conditions to deteriorate. We believe the positive cyclical themes of 1997 -- moderate growth, low inflation and continued profit growth -- will remain intact in the year ahead, and we remain optimistic that the expansion will continue uninterrupted.

                         The U.S. economy has climbed to a level envied by most other countries in the world. For stock investors in particular, the view from this lofty perch is spectacular. Could our markets soar to even higher levels? Yes, as long as favorable conditions remain in place.

                         But investors must remember that stock markets do not go up indefinitely. Today, our challenge is to fight off the euphoria that can often accompany a bull market and remind ourselves that investing is a long-term endeavor. Historically, stocks have risen over time, but there have been plenty of ups and downs along the way. The next stock market correction may be out there, even if we can't see any dark clouds yet.

                         On behalf of Nations Funds shareholders, we will keep our eye on the horizon.

                         E. Keith Wirtz, CFA
                         Chief Investment Officer
                         TradeStreet Investment Associates, Inc.

                         March 31, 1998

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.8%
              ALABAMA -- 2.1%
$ 6,000,000   Alabama (State of), Housing
               Finance Authority, Multi-family
               Housing, AmSouth Bank N.A.,
               Birmingham LOC,
              (Turtle Lake Project), Series F,
               3.750% 09/01/23+.................    $    6,000,000
  9,890,000   ASMS Public Education Building
               Authority of Mobile, Alabama,
               AmSouth Bank N.A., Birmingham
               LOC,
              (Alabama High School Math &
               Science),
               3.750% 07/01/22+.................         9,890,000
  1,565,000   Birmingham, Alabama, Industrial
               Development Board,
               (Avondale -- Phase III), AmSouth
               Bank N.A., Birmingham LOC,
               4.000% 06/01/00+.................         1,565,000
  3,300,000   Gadsden, Alabama, Industrial
               Development Board, Industrial
               Development Revenue, (Keystone
               Foods Corporation Project), AMT,
               Bank of Scotland LOC,
               3.950% 05/01/04+(a)..............         3,300,000
 10,000,000   McIntosh, Alabama, Industrial
               Development Board, Solid Waste
               Disposal Revenue, (Ciba-Geigy
               Corporation Project), AMT, Union
               Bank of Switzerland LOC,
               3.650% 07/01/04+.................        10,000,000
  2,000,000   Opelika, Alabama, Industrial
               Development Board, (Flowers
               Baking Company Project), SunTrust
               Bank LOC,
               3.700% 12/01/99+(a)..............         2,000,000
  5,850,000   Phenix (County of), Alabama,
               Industrial Development Board,
               Environmental Improvement
               Revenue, (Georgia Kraft Company
               Project), Series A, AMT, Deutsche
               Bank AG LOC,
               3.750% 12/01/15++................         5,850,000
 14,000,000   Phenix (County of), Alabama,
               Industrial Development Board,
               Environmental Improvement
               Revenue, (Mead Coated Board
               Project), Series A, AMT, Toronto
               Dominion Bank LOC,
               3.800% 06/01/28++................        14,000,000
                                                    --------------
                                                        52,605,000
                                                    --------------
              ALASKA -- 1.5%
 16,600,000   Alaska, (State of) Industrial
               Development and Export Authority
               Exempt Facilities Revenue,
               (Fairbanks Gold Mining, Inc.),
               AMT, Union Bank of Switzerland
               LOC,
               3.750% 05/01/09+.................        16,600,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              ALASKA -- (CONTINUED)
$21,750,000   Valdez, Alaska, Marine Term
               Revenue, (Arco Transportation
               Project), Series B, Atlantic
               Richfield Guaranteed,
               3.700% 05/01/31+.................    $   21,750,000
                                                    --------------
                                                        38,350,000
                                                    --------------
              ARIZONA -- 3.4%
              Apache (County of), Arizona,
               Industrial Development Authority,
               PCR, (Tuscon Electric Power):
 13,700,000   Series 83A, Barclays Bank Plc; and
               Toronto Dominion LOC,
               3.750% 12/15/18+.................        13,700,000
 12,900,000   Series 83B, Bank of New York LOC,
               3.850% 12/15/18+.................        12,900,000
 29,300,000   Series A, Chase Bank; and Toronto
               Dominion LOC,
               3.750% 06/15/20+.................        29,300,000
  5,100,000   Casa Grande, Arizona, Industrial
               Development Authority Revenue,
               (Mayville Metal), Toronto
               Dominion LOC,
               3.450% 07/01/15+(a)..............         5,100,000
  4,800,000   Goodyear, Arizona, Industrial
               Development Authority, (Walle
               Corporation Project), AMT, PNC
               Bank LOC,
               3.950% 05/01/15+(a)..............         4,800,000
  3,980,000   Maricopa (County of), Arizona,
               PCR, (Arizona Public Service
               Company), Series F, Bank of
               America LOC,
               3.800% 05/01/29++................         3,980,000
              Maricopa (County of), Arizona,
               Unified School District:
  6,000,000   No. 69 Paradise Valley, Tax
               Anticipation Notes, Series A,
               4.400% 06/30/98..................         6,007,513
  5,000,000   No. 80 Chandler, Tax Anticipation
               Notes, Series A,
               4.400% 06/30/98..................         5,006,262
  4,000,000   No. 83 Cartwright Elementry, Tax
               Anticipation Notes, Series A,
               4.400% 06/30/98..................         4,005,009
                                                    --------------
                                                        84,798,784
                                                    --------------
              ARKANSAS -- 0.4%
  6,300,000   Little Rock, Arkansas, Metrocentre
               District Number 1, Improvement
               Revenue, (Little Rock Newspapers
               Inc. Project), Bank of New York
               LOC,
               3.800% 12/01/25++................         6,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              ARKANSAS -- (CONTINUED)
$ 3,250,000   Lowell, Arkansas, Industrial
               Development Revenue, (Little Rock
               Newspapers Inc. Project), AMT,
               Bank of New York LOC,
               3.800% 06/01/31+(a)..............    $    3,250,000
                                                    --------------
                                                         9,550,000
                                                    --------------
              CALIFORNIA -- 0.8%
 10,850,000   California (State of), Higher
               Education, Loan Authority Income,
               Student Loan Revenue, Sr. Lien,
               Series A1, Student Loan Marketing
               Guarantee,
               4.000% 07/01/98..................        10,850,000
    300,000   Regional Airports Improvement
               Corporation, Los Angeles,
               California, Terminal Facilities,
               (Los Angeles International
               Airport), Societe Generale LOC,
               3.800% 12/01/25++................           300,000
 10,000,000   Student Education Loan Marketing
               Corporation, California Student
               Loan Revenue, Series A, Dresdner
               Bank A.G. LOC,
               3.850% 11/01/98 +................        10,000,000
                                                    --------------
                                                        21,150,000
                                                    --------------
              COLORADO -- 2.6%
 13,000,000   Colorado (State of), Housing
               Finance Authority, Multi-family
               Housing Revenue, (Grants Plaza),
               Series A, Bankers Trust Company
               LOC,
               3.775% 11/01/09+.................        13,000,000
  1,900,000   Colorado (State of), Post
               Secondary Educational Authority,
               Economic Development Revenue,
               (U.S. Swim Team Facilities), Bank
               One LOC,
               3.750% 06/01/11+(a)..............         1,900,000
              Denver (City & County of)
               Colorado, Airport Revenue, AMT:
  3,500,000   Series F, Credit Local de France
               LOC,
               3.800% 11/15/25+.................         3,500,000
  5,000,000   Series G, Credit Local de France
               LOC,
               3.800% 11/15/25+.................         5,000,000
  2,205,000   El Paso (County of), Colorado,
               Multi-family Housing Revenue,
               (Briarglen Apartments Project),
               General Electric Capital
               Corporation,
               3.700% 12/01/24+(a)..............         2,205,000
 39,300,000   Moffat (County of), Colorado, PCR,
               AMBAC Insured, Societe Generale
               SBPA,
               3.750% 07/01/20+.................        39,300,000
                                                    --------------
                                                        64,905,000
                                                    --------------

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              DELAWARE -- 2.4%
$25,200,000   Delaware (State of), Economic
               Development Authority Revenue,
               Hospital Billing, Series C, MBIA
               Insured, Morgan Stanley Group,
               Inc. SBPA,
               3.700% 12/01/15+.................    $   25,200,000
              Delaware (State of), Economic
               Development Authority Revenue,
               Industrial Development Revenue,
               (Star Enterprise):
 10,000,000   Series A, AMT, Canadian Imperial
               Bank of Commerce LOC,
               3.750% 08/01/29+.................        10,000,000
 10,000,000   Series B, AMT, Canadian Imperial
               Bank of Commerce LOC,
               3.750% 08/01/29+.................        10,000,000
 14,300,000   Series C, AMT, Canadian Imperial
               Bank of Commerce LOC,
               3.800% 08/01/29+.................        14,300,000
                                                    --------------
                                                        59,500,000
                                                    --------------
              DISTRICT OF COLUMBIA -- 1.9%
              District of Columbia, GO:
  3,520,000   Series B, Recovery Notes, Society
               Generale LOC,
               3.850% 06/01/03++................         3,520,000
  9,500,000   Series C, Taxes & Revenue
               Anticipation Notes, Union Bank of
               Switzerland LOC,
               5.000% 09/30/98..................         9,552,681
  7,300,000   Series D, (Georgetown University),
               Bayerische Landesbank LOC,
               3.700% 04/01/17+.................         7,300,000
  8,900,000   Series E, (Georgetown University),
               Bayerische Landesbank LOC,
               3.700% 04/01/18+.................         8,900,000
              District of Columbia, Revenue
               Bonds, Georgetown University:
  4,145,000   Series B, Bayerische Landesbank
               LOC,
               3.700% 04/01/04+.................         4,145,000
  5,700,000   Series C, Bayerische Landesbank
               LOC,
               3.700% 04/01/12+.................         5,700,000
  8,000,000   District of Columbia, Tax &
               Revenue Anticipation Notes, GO,
               Series B, Morgan Guaranty; and
               Union Bank of Switzerland LOC,
               4.500% 09/30/98..................         8,024,160
                                                    --------------
                                                        47,141,841
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    7

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              FLORIDA -- 8.1%
$12,810,000   Broward (County of), Florida,
               Housing Finance Authority,
               Multi-family Housing Revenue,
               (Fisherman's Project),
               Continental Casualty Surety Bond,
               3.500% 11/01/07+.................    $   12,810,000
 12,617,000   Broward (County of), Florida,
               Housing Finance Authority, PT-
               1016, Merrill Lynch SBPA,
               3.390% 12/01/29+(a)..............        12,617,000
 54,494,000   Dade (County of), Florida, Housing
               Finance Authority, Multi-Family
               Housing Revenue, PT-1014, Merrill
               Lynch SBPA,
               3.390% 12/01/29+(a)..............        54,494,000
              Dade (County of), Florida,
               Industrial Development Authority:
               (Dolphins Stadium Project),
               Societe Generale LOC:
  4,100,000   Series C,
               3.700% 01/01/16+(a)..............         4,100,000
  5,200,000   Series D,
               3.700% 01/01/16+(a)..............         5,200,000
  4,830,000   (Phase II Furniture Corporation
               Project), AMT, SunTrust Bank LOC,
               3.800% 11/01/14+(a)..............         4,830,000
 14,998,500   Florida (State of), Board of
               Education, Capital Outlay, BTP-
               179, Bankers Trust Company SBPA,
               3.000% 06/01/01+(a)..............        14,998,500
 14,800,000   Florida (State of), Housing
               Finance Agency, (Clear Lake
               Project), Continental Casualty
               Surety Bond,
               3.500% 01/01/34+.................        14,800,000
 24,225,000   Florida (State of), Housing
               Finance Agency, Homeowner
               Mortgage,
               Series 4, AMT,
               4.000% 07/01/30+.................        24,225,000
              Florida (State of), Housing
               Finance Agency, Multi-family
               Housing Revenue:
  7,000,000   (Woodlands Project), Northern
               Trust LOC,
               3.500% 12/01/07+.................         7,000,000
  3,100,000   (Lake of North Dale Project),
               Southtrust Bank LOC,
               3.250% 06/01/07+.................         3,100,000
  5,000,000   (Lakeside Project), Series B,
               Bankers Trust Company LOC,
               3.775% 08/01/06+(a)..............         5,000,000
  4,700,000   Jacksonville, Florida, Parking
               Systems Revenue, (University of
               North Florida Foundation Inc.,
               Project), First Union Bank LOC,
               3.650% 05/01/22+.................         4,700,000
  3,750,000   Manatee (County of), Florida,
               Housing Finance Authority,
               Multi-family Mortgage Revenue,
               (Hampton Court Project), Series
               A, First Union Bank LOC,
               3.750% 06/01/07+(a)..............         3,750,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              FLORIDA -- (CONTINUED)
$11,340,000   Orange (County of) Florida, Health
               Facilities Authority Revenue,
               (SHCC Services Inc. Project),
               SunTrust Bank LOC,
               3.700% 12/01/23+(a)..............    $   11,340,000
  7,000,000   Palm Beach (County of), Florida,
               (Norton Gallery Inc. Project),
               Northern Trust LOC,
               3.650% 05/01/25+.................         7,000,000
  3,100,000   St. Lucie (County of), Florida,
               Industrial Development Authority,
               (Florida Convalescent Centers
               Project), Series A, Toronto
               Dominion Bank LOC,
               3.750% 01/01/11+++...............         3,100,000
  9,500,000   University of Northern Florida,
               Capital Improvement Revenue,
               First Union National Bank of
               North Carolina LOC,
               3.700% 11/01/27+.................         9,500,000
                                                    --------------
                                                       202,564,500
                                                    --------------
              GEORGIA -- 8.6%
 10,000,000   Albany-Dougherty, Georgia, Payroll
               Development Authority, PCR,
               (Philip Morris Companies Inc.
               Project),
               3.800% 10/01/05+(a)..............        10,000,000
              Burke County, Georgia, Development
               Authority, PCR, (Georgia Power
               Company Plant):
    860,000   3.750% 07/01/24++.................           860,000
  1,500,000   3.850% 09/01/34++.................         1,500,000
 18,025,000   (Oglethorpe Power Corp.),
               3.800% 5/28/98...................        18,025,000
  6,385,000   Clayton (County of), Georgia,
               Housing Authority, Multi-family
               Housing Revenue, (Chateau Forest
               Apartments), Series E, Barclays
               Bank Plc SBPA, FSA Guarantee,
               3.700% 01/01/21+.................         6,385,000
  2,680,000   (Village Rouge Project),
               3.700% 01/01/21+.................         2,680,000
  2,445,000   Cobb (County of), Georgia,
               Industrial Development Authority
               Revenue, (Datagraphic Inc.
               Project), AMT, Southtrust Bank
               LOC,
               3.700% 05/01/05+.................         2,445,000
  3,700,000   Cobb (County of), Georgia,
               Residential Care Facilities for
               the Elderly Authority, (North
               Georgia Presbyterian Homes, Inc.
               Project), SunTrust Bank LOC,
               3.700% 08/01/18+(a)..............         3,700,000
 12,930,000   Cobb-Marietta, Georgia, Coliseum &
               Exhibit Hall Authority Revenue,
               Jr. Lien, Series A, MBIA
               Guarantee, Canadian Imperial Bank
               of Commerce SBPA,
               3.700% 10/01/26+(a)..............        12,930,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              GEORGIA -- (CONTINUED)
$ 3,420,000   College Park, Georgia, Business &
               Industrial Development Authority
               Revenue, (College Park
               Association Project), Bank of New
               York LOC,
               3.700% 06/01/14+(a)..............    $    3,420,000
  2,250,000   Columbus, Georgia, Housing
               Authority, Multi-family Housing
               Revenue, (Quail Ridge Project),
               Columbus Bank & Trust Company
               LOC,
               4.000% 02/01/05+.................         2,250,000
  3,555,000   Columbus, Georgia, Industrial
               Development Revenue, (Parisian
               Inc. Project), Columbus Bank &
               Trust Company LOC,
               3.450% 04/01/07+(a)..............         3,555,000
 13,800,000   Columbia County, Georgia, Elderly
               Authority Residential Care
               Facilities Revenue, (Augusta
               Resource Center on Aging),
               SunTrust Bank LOC,
               3.700% 01/01/21+(a)..............        13,800,000
  1,200,000   Coweta (County of), Georgia,
               Development Authority, Industrial
               Revenue, (Jack Eckerd Corporation
               Project), UBS LOC,
               3.800% 03/01/09++(a).............         1,200,000
  5,250,000   Dekalb (County of), Georgia,
               Development Authority, Industrial
               Development Revenue, (Radiation
               Steralizers), Comerica LOC,
               3.600% 03/01/05+++(a)............         5,250,000
              Dekalb (County of), Georgia,
               Housing Authority, Multi-family
               Housing Revenue:
  2,800,000   (Camden Brook Project), FNMA
               Collateral Agreement,
               3.700% 06/15/25+.................         2,800,000
  5,430,000   (Haystack Apartment Projects),
               AMT, General Electric Capital
               Corporation Guarantee,
               3.900% 12/01/20+(a)..............         5,430,000
  6,875,000   (Stone Mill Run Apartments
               Project), Series A, AMT, First
               Tennessee Bank LOC,
               3.200% 08/01/27+.................         6,875,000
  5,000,000   (Terrace Club Project), Series B,
               Southtrust Bank LOC,
               3.750% 11/01/15+.................         5,000,000
 14,935,000   (Wood Terrace Apartments Project),
               FNMA Collateral Project,
               4.050% 12/15/15+.................        14,935,000
  3,660,000   Dekalb (County of), Georgia,
               Housing Authority, Revenue
               Anticipation Certificates,
               (Dekalb Medical Center Project),
               SunTrust Company Bank LOC,
               3.700% 09/01/09+(a)..............         3,660,000
    600,000   Floyd (County of), Georgia,
               Development Authority
               Environmental Improvement
               Revenue, (Georgia Kraft Company
               Project), Banque Nationale de
               Paris LOC,
               3.900% 12/01/15++................           600,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              GEORGIA -- (CONTINUED)
$ 5,800,000   Fulco (County of), Georgia,
               Hospital Authority, (Piedmont
               Hospital Project), SunTrust
               Company Bank LOC,
               3.700% 02/01/07+(a)..............    $    5,800,000
  3,000,000   Fulton (County of), Georgia,
               Development Authority Revenue,
               (Spelman College Project),
               SunTrust Bank LOC,
               3.700% 06/01/16+.................         3,000,000
  2,400,000   Greene (County of), Georgia,
               Industrial Development Authority
               Revenue, (Chipman-Union Inc.
               Project), Series A, AMT, SunTrust
               Bank LOC,
               3.800% 03/01/05+(a)..............         2,400,000
  7,500,000   Gwinnett (County of), Georgia,
               Industrial Development Revenue,
               (United Stationers Company
               Project), PNC Bank LOC,
               3.800% 12/31/02+(a)..............         7,500,000
  2,000,000   (Volvo Project), AMT, Union Bank
               of Switzerland LOC,
               3.900% 08/01/06++(a).............         2,000,000
  3,000,000   Henry (County of), Georgia,
               Development Authority Revenue,
               (Georgia-Pacific Corporation
               Project), SunTrust Bank LOC,
               3.700% 05/01/04+(a)..............         3,000,000
              Municipal Electric Authority,
               Georgia, (Project One),
               Subordinated Bonds:
 35,000,000   Series E, ABN-AMRO LOC,
               3.700% 01/01/26+.................        35,000,000
 18,450,000   Series D,
               3.650% 01/01/22+.................        18,450,000
  5,000,000   Smyrna, Georgia, Multi-family
               Housing Authority Revenue, (Post
               Valley Project), FNMA
               Collateralized,
               3.700% 06/01/25+.................         5,000,000
  4,000,000   Tallapoosa, Georgia, Development
               Authority Revenue, (U.S. Can
               Company Project), Harris Trust &
               Savings Bank LOC,
               3.700% 02/01/15+(a)..............         4,000,000
  5,000,000   Thomaston-Upson (County of),
               Georgia, Industrial Development
               Revenue, (Quad/Thomaston
               Project), First Union National
               Bank, Charlotte LOC,
               3.700% 04/01/00+(a)..............         5,000,000
                                                    --------------
                                                       218,450,000
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    9

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              HAWAII -- 0.3%
$ 8,700,000   Hawaii (State of), Housing Finance
               and Development Corporation,
               Rental Housing System Revenue
               Bonds, Series 89A, Banque
               Nationale de Paris LOC,
               3.700% 07/01/24+.................    $    8,700,000
                                                    --------------
              IDAHO -- 0.1%
  3,700,000   Power City, Idaho, PCR, (FMC Corp.
               Project), Wachovia Bank LOC,
               3.800% 12/01/10++................         3,700,000
                                                    --------------
              ILLINOIS -- 13.6%
  6,075,000   Chicago, Illinois, Industrial
               Development Revenue, (Eli's
               Chicago's Finest Inc.), AMT, U.S.
               Bank, N.A. LOC,
               3.900% 11/01/26+(a)..............         6,075,000
              Chicago, Illinois, Multi-Family
               Housing (Waveland Association),
               Swiss Bank LOC:
  6,750,000   Project B,
               3.300% 11/01/10+.................         6,750,000
 12,600,000   Project F,
               3.300% 11/01/10+.................        12,600,000
              Chicago, Illinois, O'Hare
               International Airport, (American
               Airlines Inc.):
  2,100,000   Series A, Credit Suisse LOC,
               3.800% 12/01/17++................         2,100,000
  5,850,000   Series D, Royal Bank of Canada
               LOC,
               3.800% 12/01/17++................         5,850,000
              Chicago, Illinois, O'Hare
               International Airport, Second
               Lien, Societe Generale LOC:
 13,800,000   Series A,
               3.650% 01/01/15+.................        13,800,000
  2,600,000   Series B,
               3.650% 01/01/15+.................         2,600,000
  7,400,000   Series C,
               3.700% 01/01/18+.................         7,400,000
              Illinois (State of), Development
               Finance Authority:
  3,820,000   (Chicago Academy of Sciences),
               American National Bank & Trust
               Company LOC,
               3.400% 01/01/31+.................         3,820,000
 26,100,000   (Chicago Symphony Orchestra),
               Northern Trust Company LOC,
               3.700% 12/01/28+.................        26,100,000
 19,400,000   (Chicago Symphony Project), Bank
               of America LOC,
               3.700% 06/01/31+(a)..............        19,400,000
 26,600,000   (Lyric Opera Chicago Project),
               Northern Trust Company; NBD Bank
               N.A.; Harris Trust & Savings
               Bank; and Caisse National de
               Credit Agricole LOC,
               3.700% 12/01/28+.................        26,600,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              ILLINOIS -- (CONTINUED)
$ 5,000,000   (Presbyterian Home Lake), Series
               A, ABN-AMRO Bank LOC,
               3.700% 10/01/31+.................    $    5,000,000
  9,000,000   (Roosevelt University Project),
               American National Bank & Trust
               Company LOC,
               3.700% 04/01/25+.................         9,000,000
  9,000,000   (YMCA of Metropolitan Chicago
               Project), Series A, Harris Trust
               & Savings Bank LOC,
               3.700% 06/01/26+.................         9,000,000
              Illinois (State of), Development
               Finance Authority, Economic
               Development Revenue:
  1,900,000   (Addison 450 LP Project), AMT,
               American National Bank & Trust
               Company LOC,
               3.800% 12/01/09+.................         1,900,000
  9,100,000   (Edison Company Project), Series
               C, ABN-AMRO Bank LOC,
               3.700% 03/01/09+.................         9,100,000
  3,000,000   (Randolph Pickle Corporation),
               AMT, American National Bank &
               Trust Company LOC,
               3.900% 06/01/12+.................         3,000,000
  2,415,000   (Xavier University), American
               National Bank & Trust Company
               LOC,
               3.700% 10/01/12+.................         2,415,000
              Illinois (State of), Educational
               Facilities Revenue:
  3,700,000   (Arts Clubs of Chicago), Northern
               Trust Company LOC,
               3.700% 01/01/26+.................         3,700,000
  6,300,000   (Chicago Historical Society),
               Northern Trust Company, LOC
               3.700% 12/01/25+(a)..............         6,300,000
 14,700,000   (Illinois Institute of
               Technology), Series A, NBD Bank
               N.A.; Northern Trust Company; and
               Harris Trust and Savings Bank
               LOC,
               3.700% 09/01/25+.................        14,700,000
  6,000,000   (Museum of Science & Industry),
               First National Bank of Chicago
               LOC,
               3.700% 10/01/26+.................         6,000,000
 11,385,000   (University Pooled Financing
               Program), FGIC Insured, NBD Bank
               N.A. SBPA,
               3.700% 12/02/05+.................        11,385,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              ILLINOIS -- (CONTINUED)
              Illinois (State of), Health
               Facilities Authority Revenue
               Bonds:
$ 5,500,000   (Childrens Memorial Hospital
               Project), Series B, National Bank
               of Detroit LOC,
               3.700% 11/01/15+.................    $    5,500,000
              (Evanston Hospital Corporation
               Project):
  5,000,000   3.950% 04/30/98...................         5,000,000
  5,000,000   3.900% 07/31/98+++................         5,000,000
  7,000,000   3.600% 08/31/98+++................         7,000,000
 18,000,000   3.700% 03/01/99+++................        18,000,000
  4,000,000   (Gottlieb Health Resources Inc.
               Project), Harris Trust and
               Savings Bank LOC,
               3.700% 11/15/24+.................         4,000,000
 10,250,000   (Park Plaza Retirement Center
               Project), ABN-AMRO Bank LOC,
               3.700% 09/15/20+.................        10,250,000
  6,700,000   (The Streeterville Corporation
               Project), First National Bank of
               Chicago LOC,
               3.700% 08/15/24+.................         6,700,000
  7,000,000   Jackson-Union (Counties of),
               Illinois, Regional District, Port
               Facilities Revenue,
               (Environmental Transportation
               Services), First Union National
               Bank LOC,
               3.700% 04/01/22+.................         7,000,000
 15,000,000   Lisle, Illinois, Multi-Family
               Housing Revenue, (Ashley of Lisle
               Project), Lasalle National Bank
               LOC,
               3.750% 12/15/25+(a)..............        15,000,000
  5,000,000   Lombard, Illinois, Multi-Family
               Housing, Continental Casualty
               Surety Bond, (Clover Creek
               Apartment Project),
               4.000% 12/15/98..................         5,000,000
  9,200,000   Orland Park, Illinois, Industrial
               Development Revenue, (Panduit
               Corporation Project), AMT,
               Wachovia Bank, Georgia LOC,
               3.800% 04/01/31+(a)..............         9,200,000
  7,000,000   Quincy, Illinois, (Quincy
               University), Allied Irish Bank
               Plc. LOC,
               3.750% 06/01/22+.................         7,000,000
  7,195,000   Richton Park, Illinois, Industrial
               Development Revenue, (Sinter
               Metals Inc. Project), AMT, Mellon
               Bank LOC,
               3.850% 04/01/16+(a)..............         7,195,000
  9,200,000   Sauget, Illinois, GO, Credit
               Locale de France LOC,
               3.700% 02/01/16+.................         9,200,000
  1,600,000   Southwestern Illinois Development
               Authority, Industrial Development
               Revenue, (Robinson Steel Company
               Inc. Project), AMT, American
               National Bank & Trust Company
               LOC,
               3.800% 12/01/06+.................         1,600,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              ILLINOIS -- (CONTINUED)
$ 5,000,000   Woodford (County of), Illinois,
               Industrial Development Authority
               Revenue, (Parsons Company Inc.
               Project), AMT, Bank One Illinois
               N.A. LOC,
               3.850% 03/01/13+(a)..............    $    5,000,000
                                                    --------------
                                                       342,240,000
                                                    --------------
              INDIANA -- 2.9%
  5,200,000   Fort Wayne, Indiana, Economic
               Development Revenue, (Georgetown
               Place Venture Project), Banc One
               N.A. LOC,
               3.800% 12/01/15+(a)..............         5,200,000
  3,495,000   Hendricks (County of), Indiana,
               Redevelopment Commission, Tax
               Increment Revenue, (Heartland
               Crossings Project), Series A,
               Banc One N.A. LOC,
               3.750% 01/01/22+(a)..............         3,495,000
              Indiana (State of), Development
               Finance Authority, Economic
               Development Revenue:
 14,900,000   Educational Facilities, (Indiana
               Historical Society Project), NBD
               Bank LOC,
               3.700% 08/01/31+(a)..............        14,900,000
  1,700,000   (Fischer Enterprises Ltd.
               Project), PNC Bank LOC,
               3.950% 11/01/01+(a)..............         1,700,000
  2,200,000   (Walker-Williams Lumber Company,
               Inc.), AMT, Columbus Bank & Trust
               Company LOC,
               4.050% 01/01/09+(a)..............         2,200,000
  4,900,000   Indianapolis, Indiana, Economic
               Development Revenue, (Edgcomb
               Metals Company Project), Banque
               Nationale de Paris LOC,
               3.700% 12/01/08+.................         4,900,000
  3,100,000   Indianapolis, Indiana,
               Multi-family Housing Revenue,
              (El Beulah Retirement Village),
               National Bank of Detroit LOC,
               3.550% 03/01/21+(a)..............         3,100,000
  2,000,000   Princeton, Indiana, PCR, (PSI
               Energy Income Project), Canadian
               Imperial Bank LOC
               3.800% 03/01/19++................         2,000,000
              Purdue University, Indiana,
               University Revenue, Student Fee:
  3,400,000   Series K,
               3.600% 07/01/20++................         3,400,000
  3,300,000   Series L,
               3.600% 07/01/20++................         3,300,000
  2,900,000   Rockport, Indiana, PCR, (Indiana
               and Michigan Electric Company),
               Series A, Swiss Bank LOC,
               3.750% 08/01/14+(a)..............         2,900,000
 12,500,000   South Bend, Indiana, Community
               School Corporation, Tax
               Anticipation Warrants,
               4.250% 12/31/98(a)...............        12,531,586

                       SEE NOTES TO FINANCIAL STATEMENTS.
    11

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              INDIANA -- (CONTINUED)
$ 5,500,000   St. Joseph's (County of), Indiana,
               Economic Development Revenue,
               (Brothers of the Holy Cross
               Project), Key Bank LOC,
               4.010% 09/01/17+(a)..............    $    5,500,000
  6,600,000   Terre Haute, Indiana, Economic
               Development Revenue, (First
               Financial Corporation Project),
               First National Bank of Chicago
               LOC,
               3.700% 12/01/15+.................         6,600,000
                                                    --------------
                                                        71,726,586
                                                    --------------
              IOWA -- 0.1%
  2,000,000   Iowa (State of), Finance
               Authority, Industrial Development
               Revenue,
              (Sauer-Sunstrand Company Project),
               AMT, Bayerische Vereinsbank LOC,
               3.750% 05/01/26+(a)..............         2,000,000
                                                    --------------
              KANSAS -- 2.4%
  9,600,000   Kansas (State of), Development
               Finance Authority, (Seaboard
               Projects), Series A, AMT, Bank of
               New York LOC,
               3.800% 12/02/25+(a)..............         9,600,000
  6,020,000   Lawrence, Kansas, GO, Series B,
               3.900% 10/01/98..................         6,019,398
 41,470,000   Olathe, Kansas, Educational
               Facilities Revenue, (Kansas
               Independent College Association),
               Series A, Midland Bank Plc LOC,
               3.650% 07/01/24+.................        41,470,000
  2,115,000   Wichita, Kansas, Industrial
               Revenue, (Brenner Tank Inc.
               Project), AMT, Bank One LOC,
               3.850% 12/01/05+(a)..............         2,115,000
                                                    --------------
                                                        59,204,398
                                                    --------------
              KENTUCKY -- 3.0%
  2,800,000   Daviess (County of), Kentucky,
               Solid Waste Disposal Facilities
               Revenue, (Scott Paper Company
               Project), Series A, AMT, Kimberly
               Clark Guaranty,
               3.850% 12/01/23++................         2,800,000
 12,000,000   Georgetown, Kentucky, Educational
               Institution Improvement Revenue,
               (Georgetown College Project),
               Bank One Kentucky N.A. LOC,
               3.750% 12/01/17+(a)..............        12,000,000
  1,500,000   Hopkinsville, Kentucky, Industrial
               Building Revenue, (Brazeway Inc.
               Project), AMT, NBD Bank, N.A.
               LOC,
               3.850% 06/01/04+(a)..............         1,500,000
 19,000,000   Kentucky (State of),
               Asset/Liability Commission,
               General Fund Revenue, Tax and
               Revenue Anticipation Notes,
               Series A,
               4.500% 06/25/98..................        19,027,686

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              KENTUCKY -- (CONTINUED)
$ 7,500,000   Kentucky (State of), Economic
               Development Finance Authority,
               Hospital Facilities Revenue,
               (Baptist Healthcare Systems
               Project), Canadian Imperial Bank
               of Commerce LOC,
               3.600% 08/15/31+.................    $    7,500,000
  3,500,000   Lebanon, Kentucky, Industrial
               Development Revenue, (Wallace
               Computer Services Inc.), AMT,
               Wachovia Bank, Georgia LOC,
               3.800% 06/01/19+(a)..............         3,500,000
              Lexington-Fayette, Kentucky, Urban
               County Airport Corporation
               Revenue, AMT, Credit Local de
               France LOC:
  1,000,000   Series A,
               3.900% 04/01/24++................         1,000,000
  3,000,000   Series B,
               3.900% 04/01/24++................         3,000,000
  5,430,000   Louisville and Jefferson (Counties
               of), Kentucky, Visitors and
               Convention Commission, FSA
               Insured, Merrill Lynch SBPA,
               3.050% 01/01/24+(a)..............         5,430,000
              Mason (County of), Kentucky, PCR,
               (East Kentucky Power Cooperative
               Inc. Project), CFC:
  5,700,000   Series B1,
               3.750% 10/15/14+.................         5,700,000
  8,950,000   Series B2,
               3.750% 10/15/14+.................         8,950,000
  6,000,000   Middletown, Kentucky, (Christian
               Academy Project), Bank One LOC,
               3.750% 07/01/22+(a)..............         6,000,000
                                                    --------------
                                                        76,407,686
                                                    --------------
              LOUISIANA -- 2.7%
  6,550,000   Caddo Parish, Louisiana,
               Industrial Development Board,
               (Frymaster Corporation Project),
              Chase Bank LOC,
               3.650% 01/01/03+.................         6,550,000
 11,385,000   Jefferson Parish, Louisiana,
               Hospital Service Revenue,
               District Number 1, (West
               Jefferson Medical Center),
               Rabobank Nederland LOC,
               3.700% 01/01/26+.................        11,385,000
              Louisiana (State of), Public
               Facilities Authority, PCR:
 20,225,000   (Ciba-Geigy Corporation Project),
               Swiss Bank LOC,
               3.700% 12/01/04+.................        20,225,000
 25,000,000   (Willis Knighter Medical Center),
               AMBAC Insured, Credit Local de
               France SBPA,
               3.700% 09/01/27+.................        25,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              LOUISIANA -- (CONTINUED)
$ 5,345,000   Upper Pontalba, Louisiana,
               Building Restoration Corporation
               Revenue, (Upper Pontalba Building
               Project), Bank One LOC,
               3.750% 12/01/16+.................    $    5,345,000
                                                    --------------
                                                        68,505,000
                                                    --------------
              MARYLAND -- 0.4%
  3,300,000   Baltimore (City of), Maryland,
               Port Facilities Authority,
               (Occidental Petroleum Company),
               Wachovia Bank LOC,
               3.250% 10/14/11+++...............         3,300,000
  4,750,000   Maryland (State of), Economic
               Development Revenue,
              (General Binding Corporation
               Project), AMT, Harris Trust &
               Savings Bank LOC,
               3.800% 03/01/26+(a)..............         4,750,000
  2,300,000   Maryland (State of), Industrial
               Development Finance Authority,
              (Rock-Tennessee Converting
               Company), AMT, SunTrust Company
               Bank LOC,
               3.800% 05/01/06+(a)..............         2,300,000
                                                    --------------
                                                        10,350,000
                                                    --------------
              MASSACHUSETTS -- 0.2%
  4,000,000   Massachusetts (State of),
               Industrial Finance Authority,
               Development Revenue, (Sundstrand
               Corporation Project), AMT, UBS
               LOC,
               3.850% 05/01/32+.................         4,000,000
                                                    --------------
              MICHIGAN -- 2.1%
  7,000,000   Delta (County of), Michigan,
               Economic Development Corporation
               Revenue, Improvement Revenue
               Bonds, (Mead-Escanaba Paper
               Project), Series F, Union Bank of
               Switzerland LOC,
               3.750% 12/01/13++(a).............         7,000,000
 14,800,000   Green Lake, Michigan, Economic
               Development Corporation Revenue,
               (Interlochen Center Arts
               Project), Lasalle National Bank
               LOC,
               3.700% 06/01/27+(a)..............        14,800,000
  3,185,000   Jackson (County of), Michigan,
               Economic Development Corporation,
               Industrial Development Revenue,
               (Jackson Association LLC), Bank
               One, Dayton LOC,
               3.750% 10/01/14+(a)..............         3,185,000
  8,000,000   Michigan (State of), Hospital
               Financing Authority Revenue,
              (St. Mary Hospital of Livonia),
               Series A, Comerica Bank LOC,
               3.700% 07/01/17+.................         8,000,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              MICHIGAN -- (CONTINUED)
$ 3,000,000   Michigan (State of), Housing
               Development Authority, Limited
               Obligation Revenue, (Pine Ridge
               Project), NatWest LOC,
               3.700% 10/01/07+.................    $    3,000,000
 10,000,000   Michigan (State of), Municipal
               Bond Authority Revenue, Series B,
               4.500% 07/02/98..................        10,015,754
    900,000   Michigan (State of), Strategic
               Funding Ltd. Obligation Revenue,
              (Uni Boring Company Inc.), NBD
               Bank N.A. LOC,
               3.800% 12/01/98+(a)..............           900,000
              Michigan (State of), University of
               Michigan Hospital Revenues,
               Series A:
    700,000   3.800% 12/01/19++.................           700,000
  3,900,000   3.800% 12/01/27++.................         3,900,000
  1,100,000   Michigan (State of), University of
               Michigan Revenues, (Medical
               Service Plan), Series A,
               3.800% 12/01/27++................         1,100,000
                                                    --------------
                                                        52,600,754
                                                    --------------
              MINNESOTA -- 0.7%
  5,900,000   Minneapolis, Minnesota, Community
               Development Agency Revenue,
               (Arena Acquisition Project),
               Series A, U.S. Bank, N.A. LOC,
               3.700% 10/01/24+.................         5,900,000
  6,160,000   Minneapolis, Minnesota, Housing
               Development Revenue, (Symphony
               Place Project), Citibank LOC,
               3.750% 12/01/14+.................         6,160,000
  5,100,000   New Ulm, Minnesota, Hospital
               Facilities Revenue, (Health
               Center Systems Project),
              Norwest Corporation LOC,
               3.600% 08/01/14+.................         5,100,000
                                                    --------------
                                                        17,160,000
                                                    --------------
              MISSISSIPPI -- 0.2%
              Mississippi Business Finance
               Corporation, Industrial
               Development Revenue:
  2,500,000   (Choctaw Maid Farms Inc. Project),
               AMT, Rabobank Nederland LOC,
               3.800% 03/01/10+(a)..............         2,500,000
  2,400,000   (Mmars 2nd Program Project),
               Series A, AMT, Midland Bank LOC,
               3.800% 06/01/05+(a)..............         2,400,000
                                                    --------------
                                                         4,900,000
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    13

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              MISSOURI -- 8.2%
              Berkeley, Missouri, Industrial
               Development Authority Revenue:
$ 5,000,000   (Flight Safety International Inc.
               Project), Wachovia Bank LOC,
               3.650% 09/01/04+(a)..............    $    5,000,000
  5,000,000   (Wetterau Project), PNC Bank LOC,
               3.750% 07/01/06+(a)..............         5,000,000
  4,100,000   Columbia, Missouri, Special
               Obligation Revenue, Series A,
               Toronto Dominion Bank LOC,
               3.700% 06/01/08+.................         4,100,000
 17,100,000   Kansas City, Missouri, Industrial
               Development Authority, Multi-
               family Housing Revenue, (Timbline
               Village Apartments Project), Bank
               of America LOC,
               3.750% 06/01/08+.................        17,100,000
              Mexico, Missouri, Industrial
               Development Authority Revenue,
               (Wetterau Inc. Project), PNC Bank
               LOC:
    810,000   Series A,
               3.750% 12/01/98+(a)..............           810,000
    815,000   Series B,
               3.750% 12/01/98+(a)..............           815,000
              Missouri (State of), Environmental
               Improvement and Energy Resources
               Authority, PCR, (Union Electric),
               Union Bank of Switzerland LOC:
  7,000,000   3.950% 06/01/98...................         7,000,000
              Missouri (State of), Environmental
               Improvement and Energy Resources
               Authority, PCR, (Union Electric),
               Westdeutsche Landesbank
               Girozentrale LOC:
  7,000,000   3.900% 04/17/98...................         7,000,000
  7,475,000   4.000% 05/08/98...................         7,475,000
 13,370,000   3.900% 06/08/98...................        13,370,000
  3,000,000   3.850% 06/12/98...................         3,000,000
  9,000,000   3.900% 06/12/98...................         9,000,000
  2,000,000   (Monsanto Company Project),
               3.750% 06/01/23+.................         2,000,000
              Missouri (State of), Health and
               Educational Facilities Authority,
               Educational Facilities Revenue:
  7,760,000   Series A,
               3.650% 09/01/10+.................         7,760,000
  7,400,000   (Rockhurst College Project),
               Allied Irish Bank Group LOC,
               3.700% 11/01/25+.................         7,400,000
  1,500,000   (Washington University Project),
               Morgan Guaranty Trust Company of
               New York SBPA,
               3.650% 09/01/09+.................         1,500,000
              Missouri (State of), Health and
               Educational Facilities Authority,
               Health Facilities Revenue:
 14,890,000   (Barnes Hospital Project), Morgan
               Guaranty Trust Company, New York
               LOC,
               3.650% 12/01/15+.................        14,890,000
              (Sisters of Mercy Health Care
               Project), Rabobank Nederland
               SBPA; and ABN-AMRO LOC:
 15,400,000   Series B,
               3.650% 06/01/19+.................        15,400,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              MISSOURI -- (CONTINUED)
$ 6,100,000   Series D, Rabonobank Nederland
               LOC,
               3.650% 06/01/19+.................    $    6,100,000
  1,300,000   (SSM Health Care Project-A),
               Rabonobank Nederland LOC,
               3.500% 06/01/06+.................         1,300,000
              Missouri (State of), Health and
               Educational Facilities Authority,
               School District Authority,
               (Advance Funding Project):
  4,500,000   (Ferguson-Florissant School
               District), Series E,
               4.500% 09/14/98..................         4,511,760
  5,650,000   (Independence School District),
               Series F,
               4.500% 09/14/98..................         5,664,766
  5,000,000   (Joplin R-VIII School District),
               Series G,
               4.500% 09/14/98..................         5,013,067
  5,000,000   (North Kansas City School
               District), Series I,
               4.500% 09/14/98..................         5,013,067
  5,000,000   (St. Louis School District),
               Series N,
               4.500% 09/14/98..................         5,013,067
  9,525,000   Platte, (County of) Missouri,
               Industrial Development Authority,
               Multi-family Housing Revenue,
               (Wexford Place Project), Bank One
               LOC,
               3.750% 04/01/28+(a)..............         9,525,000
              St. Charles (County of), Missouri,
               Industrial Development Authority
               Revenue:
  3,070,000   (Casalon Apartments Project),
               Citibank LOC,
               3.750% 09/01/25+.................         3,070,000
  7,675,000   (Vanderbuilt Apartments Project),
               Series A, Citibank LOC,
               3.700% 08/01/17+.................         7,675,000
  4,400,000   (Venture Stores Inc. Project),
               Bank of America LOC,
               3.700% 10/01/06+(a)..............         4,400,000
              St. Louis, Missouri, Industrial
               Development Authority Revenue:
  5,000,000   (Wetterau Inc. Project), PNC Bank
               LOC,
               3.800% 05/01/09+(a)..............         5,000,000
  8,000,000   (Wetterau Inc. Project), Wachovia
               Bank and Trust LOC,
               3.750% 12/01/03+(a)..............         8,000,000
  6,170,000   St. Louis, Missouri, Planned
               Industrial Expansion Authority,
               Development Revenue,
              (Alumax Foils Project), PNC Bank
               LOC,
               3.800% 12/01/05+(a)..............         6,170,000
                                                    --------------
                                                       205,075,727
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              MONTANA -- 0.4%
              Forsyth, Montana, PCR, AMT:
$ 5,000,000   (Pacificorp Colstrip Project),
               Deutsche Bank LOC,
               3.900% 12/01/16++(a).............    $    5,000,000
  2,400,000   (Portland General Electric
               Company), Banque Nationale de
               Paris LOC,
               3.850% 12/01/16++................         2,400,000
  1,400,000   Montana (State of), Health
               Facilities Authority, Health Care
               Revenue, (Pooled Loan Program),
               Series A, FGIC insured, Norwest
               Bank SBPA,
               3.600% 12/01/15+.................         1,400,000
                                                    --------------
                                                         8,800,000
                                                    --------------
              NEBRASKA -- 0.2%
  4,000,000   York, Nebraska, Industrial
               Development Revenue, (Sunstrand
               Corporation Project), AMT, Union
               Bank of Switzerland LOC,
               3.850% 08/01/17+.................         4,000,000
                                                    --------------
              NEVADA -- 0.2%
  4,000,000   Clark County, Nevada, Industrial
               Development Revenue,
               (Cogeneration Association I
               Project), AMT, Canadian Imperial
               Bank LOC,
               3.850% 11/01/21++................         4,000,000
                                                    --------------
              NEW JERSEY -- 0.3%
  7,200,000   Jersey City, New Jersey,
               Prommisory Notes,
               4.375% 09/18/98..................         7,216,149
                                                    --------------
              NEW MEXICO -- 0.9%
  3,100,000   Albuquerque, New Mexico, (Charter
               Hospital Inc. Project), Bankers
               Trust Company LOC,
               3.650% 03/01/14+.................         3,100,000
 20,000,000   New Mexico (State of) Tax and
               Revenue Anticipation Notes, Chase
               Bank LOC,
               4.500% 06/30/98..................        20,029,203
                                                    --------------
                                                        23,129,203
                                                    --------------
              NEW YORK -- 3.4%
  3,000,000   Erie (County of), New York,
               Industrial Development Agency,
               Civic Facilities Revenue, (Depaul
               Community Facilities Inc.
               Project), Key Bank LOC,
               3.740% 11/01/16++(a).............         3,000,000
 40,000,000   New York City, New York, Municipal
               Water Finance Authority, PT-1008,
               Water and Sewer System Revenue,
               FGIC Insured, Merrill Lynch SBPA,
               3.800% 06/15/30+(a)..............        40,000,000
 39,175,000   New York State, Dorm Authority
               Revenues, PT-1012, MBIA Insured,
               Merrill Lynch SBPA,
               3.800% 08/15/21+(a)..............        39,175,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              NEW YORK -- (CONTINUED)
$ 3,505,000   Niagara (County of), Industrial
               Development Agency , Solid Waste
               Disposal Revenue, (BFI), AMT,
               Wachovia LOC,
               3.700% 11/15/24+.................    $    3,505,000
                                                    --------------
                                                        85,680,000
                                                    --------------
              NORTH CAROLINA -- 2.6%
  5,000,000   Cabarrus (County of), North
               Carolina, Industrial Facilities
               and Pollution Control Financing
               Authority, (Phillip Morris
               Companies Project),
               3.800% 04/01/01+(a)..............         5,000,000
 10,855,000   Charlotte (County of), North
               Carolina, Housing Authority,
               Multi-family Housing Revenue,
              (Merrywood Senior Adult Project),
               AMT, Branch Banking and Trust
               Company LOC,
               3.900% 06/01/11+.................        10,855,000
  2,725,000   Iredell, (County of), North
               Carolina, Industrial Facilities
               and Pollution Control Financing
               Authority, (Sullivan Corporation
               Project), AMT, Bank One LOC,
               3.850% 01/01/11+(a)..............         2,725,000
 10,000,000   Lenoir (County of), North
               Carolina, (Lenoir Memorial
               Hospital Revenue), Wachovia Bank
               of North Carolina LOC,
               3.500% 10/01/12+(a)..............        10,000,000
              Mecklenburg (County of), North
               Carolina, Industrial Facilities
               and Pollution Control Finance
               Authority:
  2,000,000   (Sterigenics International
               Project), AMT, Comerica Bank,
               California LOC,
               3.900% 03/01/16+(a)..............         2,000,000
  1,575,000   (Virkler Company Project), AMT,
               First Union National Bank,
               Charlotte LOC,
               3.800% 12/01/04+(a)..............         1,575,000
 10,545,000   North Carolina (State of), NC
               State Housing Project Guaranty;
               and Wachovia Bank SBPA,
               4.020% 07/01/99+(a)..............        10,545,000
  4,670,000   North Carolina (State of), Medical
               Care, Community Health Care
               Facilities Revenue,
              (Missions Thomas St. Jospeph),
               Wachovia Bank N.A. LOC,
               3.450% 03/01/18+(a)..............         4,670,000
  7,700,000   New Hanover (County of), North
               Carolina, Industrial Facilities
               and Pollution Control Financing
               Authority, (Corning Project),
               Wachovia Bank N.A. LOC,
               3.600% 05/01/10+.................         7,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
    15

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              NORTH CAROLINA -- (CONTINUED)
$ 4,300,000   Randolph (County of), North
               Carolina, Industrial Facilities
               and Pollution Control Financing
               Authority, (Wayne Steel Inc.),
               AMT, Bank One, Akron LOC,
               3.850% 09/01/05+(a)..............    $    4,300,000
  3,300,000   Stanley (County of), North
               Carolina, Industrial Development
               Authority, PCR, (General Signal
               Corporation), Wachovia Bank,
               Georgia LOC,
               3.850% 12/01/00+.................         3,300,000
  3,615,000   Winston-Salem, North Carolina,
               (Risk Acceptance Management
               Corporation Project),
               Certificates of Participation,
               Series 1988, Wachovia Bank SBPA,
               3.750% 07/01/09+(a)..............         3,615,000
                                                    --------------
                                                        66,285,000
                                                    --------------
              OHIO -- 2.0%
  2,160,000   Defiance (County of), Ohio,
               Industrial Development Revenue,
               (Isaac Property Company), Series
               A, Key Bank LOC,
               3.740% 07/01/00+(a)..............         2,160,000
  8,000,000   Montgomery (County of), Ohio,
               Economic Development Revenue (The
               Dayton Art Institute Project),
               National City Bank of Ohio,
               3.750% 05/01/26+.................         8,000,000
              Ohio (State of), Air Quality
               Development Authority Revenue:
  3,500,000   Series A, (Cinergy Corporation),
               Union Bank of Switzerland LOC,
               4.000% 12/01/15++................         3,500,000
  4,300,000   Series B, (Cinergy Corporation),
               Morgan Guaranty, Delaware LOC,
               4.000% 12/01/15++................         4,300,000
 10,000,000   Pollution Control, (Duquesne
               Power), Series A, Union Bank of
               Switzerland LOC,
               3.950% 07/01/98..................        10,000,000
  2,000,000   Ohio (State of), PCR, South Ohio
               Water Project, British Petroleum
               Guaranty,
               3.750% 05/01/22++................         2,000,000
 20,000,000   Toledo Lucas County, Ohio, Port
               Authority Airport Revenue,
               (Flight Safety),
              Series 1, AMT, Berkshire Hathaway
               Guaranty,
               3.400% 01/01/18+(a)..............        20,000,000
                                                    --------------
                                                        49,960,000
                                                    --------------

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              OKLAHOMA -- 0.2%
$ 5,000,000   Oklahoma (State of), Development
               Finance Authority Revenue,
               (Seaboard Farms Inc., Project),
               AMT, Bank of New York LOC,
               3.800% 03/01/27+(a)..............    $    5,000,000
    280,000   Oklahoma (State of), Housing
               Finance Agency, Single Family
               Housing Revenue, PFloats PT41,
               AMT, GNMA Collateralized, Merrill
               Lynch SBPA,
               3.100% 08/01/18+(a)..............           280,000
                                                    --------------
                                                         5,280,000
                                                    --------------
              OREGON -- 1.1%
  7,500,000   Oregon (State of), Housing and
               Community Services Department,
               Mortgage Revenue, Single Family
               Mortgage, Series K, AMT,
               3.875% 12/03/98..................         7,500,000
  4,900,000   Port Portland, Oregon, Pollution
               Control, (Reynolds Metals), Bank
               of Nova Scotia LOC,
               3.750% 12/01/09++................         4,900,000
 12,200,000   Port Portland, Oregon, Special
               Obligation Revenue, (Horizon Air
               Project) Bank of Montreal LOC,
               3.800% 06/15/27++................        12,200,000
  2,000,000   Washington (County of), Oregon,
               Housing Authority, Multi-family
               Housing Revenue, (Cedar Mill
               Project), AMT, Bank of Nova
               Scotia LOC,
               3.800% 09/01/25+(a)..............         2,000,000
                                                    --------------
                                                        26,600,000
                                                    --------------
              PENNSYLVANIA -- 4.5%
              Allegheny (County of),
               Pennsylvania, Industrial
               Development Authority, (Duquesne
               Power), Canadian Imperial Bank of
               Commerce LOC:
  5,000,000   Mode 2
               3.850% 09/01/11+.................         5,000,000
  8,800,000   Series A
               4.100% 09/01/11+.................         8,800,000
  9,435,000   (United Jewish Federation), Series
               B, PNC Bank LOC,
               3.800% 10/01/25+(a)..............         9,435,000
              Delaware (County of),
               Pennsylvania, Industrial
               Development Authority, PCR:
  2,000,000   (BP Exploration & Oil),
               3.800% 10/01/19++................         2,000,000
  3,500,000   (BP Oil Inc. Project),
               3.800% 12/01/09++................         3,500,000
              Delaware Valley, Pennsylvania,
               Regional Finance Authority,
               Credit Suisse LOC:
 10,000,000   Local Government Revenue, Series
               C,
               3.650% 12/01/20+.................        10,000,000
 17,150,000   Series 1986,
               3.650% 08/01/16+.................        17,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              PENNSYLVANIA -- (CONTINUED)
$ 5,000,000   Montgomery (County of),
               Pennsylvania, Industrial
               Development Authority Revenue,
               (Plymouth Woods Project), PNC
               Bank LOC,
               3.800% 09/01/06+(a)..............    $    5,000,000
  1,200,000   Pennsylvania (State of), Economic
               Development, Financing Authority
               Development Revenue, Series B,
               (Pennsylvania Bar Institute), PNC
               Bank N.A. LOC,
               3.800% 04/01/25+(a)..............         1,200,000
 10,000,000   Philadelphia, Pennsylvania,
               Redevelopment Authority,
               (Southwark Plaza), PNC Bank N.A.
               LOC
               3.800% 12/01/03+.................        10,000,000
 25,000,000   Philadelphia, Pennsylvania, School
               District, Tax and Revenue
               Anticipation Notes, Commerzbank
               AG LOC,
               4.500% 06/30/98..................        25,031,413
  5,400,000   Quakertown, Pennsylvania, General
               Authority Revenue, (Pooled
               Financing Program), Series A, PNC
               Bank LOC,
               3.750% 07/01/26+.................         5,400,000
  4,820,000   Union (County of), Pennsylvania,
               Hospital Authority Revenue,
              (Evangelical Community Hospital),
               Series B, PNC Bank LOC,
               3.500% 10/01/23+.................         4,820,000
  5,000,000   Westmoreland (County of),
               Pennsylvania, Industrial
               Development Authority Revenue,
               (Elizabeth Carbide Die), Series
               A, AMT, National City Bank LOC,
               3.400% 02/01/18+(a)..............         5,000,000
                                                    --------------
                                                       112,336,413
                                                    --------------
              RHODE ISLAND -- 0.2%
  4,000,000   Rhode Island (State of),
               Industrial Facilities
               Corporation, Industrial
               Development Revenue, (Handy &
               Harman Electric Project), Bank of
               Nova Scotia LOC,
               3.800% 04/01/04+(a)..............         4,000,000
                                                    --------------
              SOUTH CAROLINA -- 2.4%
  6,545,000   Kershaw (County of), South
               Carolina, Industrial Development
               Revenue, (Deroyal Textiles Inc.
               Project), AMT, SunTrust Bank LOC,
               3.800% 12/01/07+(a)..............         6,545,000
  7,070,000   South Carolina (State of), Housing
               Authority, Rental Housing
               Revenue, (Hampton Pointe
               Apartments Project), Bank of New
               York LOC,
               3.800% 12/01/07+.................         7,070,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              SOUTH CAROLINA -- (CONTINUED)
$ 9,000,000   South Carolina (State of), Jobs,
               Economic Development Authority
               Revenue, (Alco-Lite Industries
               LLC Project), AMT, Wachovia Bank,
               South Carolina LOC,
               3.750% 04/01/12+.................    $    9,000,000
              South Carolina (State of), Jobs,
               Economic Development Authority
               Revenue:
  5,860,000   Health Facilities Revenue, (Martha
               Franks Baptist Center Project),
               Wachovia Bank, Columbia LOC,
               3.650% 04/01/19+(a)..............         5,860,000
              Industrial Facilities Revenue:
  5,125,000   (Kravet Fabrics Inc. Project),
               AMT, Bank of New York LOC,
               3.800% 03/01/12+(a)..............         5,125,000
  3,400,000   (Specialty Equipment Companies
               Project), AMT, Bank of America
               Plc LOC,
               3.850% 11/01/10+(a)..............         3,400,000
 20,700,000   South Carolina (State of), Ports
               Authority, Ports Revenue, (JR.
               Lien), AMT, South Carolina
               National Bank LOC,
               3.850% 07/01/24+.................        20,700,000
  2,000,000   York (County of), South Carolina,
               PCR, (North Carolina Electrical
               Membership Corporation Project),
               CFC LOC,
               3.750% 09/15/14+.................         2,000,000
                                                    --------------
                                                        59,700,000
                                                    --------------
              SOUTH DAKOTA -- 0.9%
 22,040,000   South Dakota (State of), Housing
               Development Authority, PT-168,
               Banque Nationale de Paris SBPA,
               3.850% 05/01/27+(a)..............        22,040,000
                                                    --------------
              TENNESSEE -- 1.7%
              Chattanooga, Tennessee, Industrial
               Development Board:
  4,250,000   (Warehouse Row Limited Project),
               Credit Suisse LOC,
               3.700% 12/15/12+.................         4,250,000
  2,000,000   (Seaboard Farms Inc. Project),
               SunTrust Bank LOC,
               3.750% 06/01/04+(a)..............         2,000,000
  4,200,000   Covington, Tennessee, Industrial
               Development Board, (Charms
               Company Project), Societe
               Generale LOC,
               3.800% 06/01/27+(a)..............         4,200,000
  6,969,000   Cumberland (County of), Tennessee,
               Industrial Development Board,
               Industrial Development Revenue,
               (Crossville Ceramics Company
               Project), NBD LOC,
               3.700% 01/01/00+(a)..............         6,969,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
    17

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              TENNESSEE -- (CONTINUED)
$ 2,300,000   Jackson (County of), Tennessee,
               Industrial Development Board,
               (Essette Project), Series A, Bank
               of America LOC,
               3.800% 08/01/00+(a)..............    $    2,300,000
              Metropolitan, Nashville, Airport
               Authority SPL Facility Revenue,
               (American Airlines Project):
  3,300,000   Series A, Credit Suisse LOC,
               3.750% 10/01/12++................         3,300,000
  2,100,000   Series B, Bayerische Landesbank,
               3.750% 10/01/12++................         2,100,000
  3,245,000   Shelby (County of), Tennessee,
               Health Educational & Housing
               Facilities Board, Multi-family
               Housing Revenue, (Flag Manor),
               AMT, Federal Home Loan Bank,
               Indianapolis LOC,
               3.800% 01/01/23+(a)..............         3,245,000
  8,000,000   Tennessee (State of), Housing
               Development Agency, Homeownership
               Program, Issue 2, AMT,
               4.000% 06/04/98#.................         8,000,000
  7,000,000   Tesculum, Tennessee, Health
               Educational & Housing Facilities
               Board, Educational Facilities
               Revenue, (Tusculum College
               Project), SunTrust Bank Nashville
               LOC,
               3.700% 07/01/12+(a)..............         7,000,000
                                                    --------------
                                                        43,364,000
                                                    --------------
              TEXAS -- 3.7%
  3,500,000   Angelina & Neches River Authority,
               Texas, (Texas Industrial
               Development Corporation), Solid
               Waste Revenue, Credit Suisse LOC,
               3.800% 05/01/14++................         3,500,000
  3,635,000   Bexar (County of), Texas, (Army
               Retirement), Series 85-B,
               Rabobank Nederland LOC,
               Solid Waste Revenue, Series
               1984B, Credit Suisse LOC,
               3.050% 07/01//11+................         3,635,000
  1,000,000   Brazos River, Texas, Higher
               Educational Authority, (Hoffman-
               Laroche), Wachovia Bank, Georgia
               LOC,
               3.575% 04/01/02+(a)..............         1,000,000
  8,185,000   El Paso, Texas, Multi-family
               Housing Finance Corporation,
              (Viva Apartments Project), AMT,
               General Electric Capital
               Corporation LOC,
               3.950% 09/01/23+(a)..............         8,185,000
              Grapevine, Texas, Industrial
               Development Corporation Revenue,
               (American Airlines), Morgan
               Guaranty Trust LOC, Multiple
               Mode:
    600,000   Series A1,
               3.750% 12/01/24++................           600,000
  1,700,000   Series A2,
               3.750% 12/01/24++................         1,700,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              TEXAS -- (CONTINUED)
$   800,000   Series A4,
               3.750% 12/01/24++................    $      800,000
    500,000   Series B1,
               3.750% 12/01/24++................           500,000
    600,000   Series B2,
               3.750% 12/01/24++................           600,000
  1,600,000   Series B3,
               3.750% 12/01/24++................         1,600,000
  4,000,000   Harris (County of), Texas,
               Industrial Development
               Corporation, Industrial
               Development Revenue,(Forged
               Products Inc. Project), AMT, Bank
               One LOC,
               3.850% 05/01/03+(a)..............         4,000,000
  3,000,000   Hillsboro, Texas, Industrial
               Development Corporation Revenue,
               (Lamcraft LP Project), AMT,
               Columbus Bank and Trust LOC,
               3.400% 07/01/13+.................         3,000,000
  5,000,000   Houston, Texas, Tax and Revenue
               Anticipation Notes,
               3.750% 06/30/98..................         5,007,714
              Lone Star, Texas, Airport
               Improvement Authority, (American
               Airlines Inc. Project), Royal
               Bank of Canada LOC:
    300,000   Series A2,
               3.750% 12/01/14++................           300,000
  1,600,000   Series A3,
               3.750% 12/01/14++................         1,600,000
  1,500,000   Series A4,
               3.750% 12/01/14++................         1,500,000
  2,700,000   Series A5,
               3.750% 12/01/14++................         2,700,000
    800,000   Series B1,
               3.750% 12/01/14++................           800,000
              Series B3:
  1,600,000   3.750% 12/01/14++.................         1,600,000
  2,000,000   3.750% 12/01/14++.................         2,000,000
  1,600,000   Series B4,
               3.750% 12/01/14++................         1,600,000
  7,600,000   Montgomery (County of), Texas,
               Industrial Development
               Corporation Revenue, (Houston
               Area Research Center Project),
               Banque National de Paris LOC,
               3.750% 12/01/15+.................         7,600,000
  9,200,000   Port Development Corporation,
               (Pasadena Marine Terminal Company
               Project), ABN-AMRO Bank LOC,
               3.900% 12/01/04+(a)..............         9,200,000
              Sabine River Authority, Texas,
               Pollution Control Revenue, (Texas
               Utilities Electric Company
               Project):
  4,900,000   Series A, AMBAC Insured, Bank of
               New York SBPA,
               3.800% 03/01/26++................         4,900,000
  3,200,000   Series A, Morgan Guaranty Trust
               LOC,
               3.850% 04/01/30++................         3,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              TEXAS -- (CONTINUED)
$ 8,000,000   Sulphur Springs, Texas, Industrial
               Development Authority,
              (Hon Industrial Inc. Project),
               Northern Trust LOC,
               3.800% 12/01/13+(a)..............    $    8,000,000
  5,000,000   Texas (State of), Tax and Revenue
               Anticipation Notes, Series A,
               4.750% 08/31/98..................         5,018,047
  3,300,000   Trinity River Authority, Texas,
               PCR, (Texas Utilities Company
               Project), Series A, MBIA Insured,
               Bank of New York SBPA,
               3.800% 07/01/22+.................         3,300,000
  5,300,000   West Side Calhoun (County of),
               Texas, Development Corporation
               Revenue, (Sohio Chemical Company
               Project), British Petroleum
               Guaranty,
               3.800% 12/01/15++................         5,300,000
                                                    --------------
                                                        92,745,761
                                                    --------------
              UTAH -- 1.0%
  2,000,000   Murray (City of), Utah, Industrial
               Revenue, (Zevex Inc., Project),
               AMT, Bank One LOC,
               3.850% 10/01/16+(a)..............         2,000,000
  3,200,000   Murray (County of), Utah,
               Industrial Development Authority,
               (Hunter Douglas Realty Property),
               AMT, ABN-AMRO Bank LOC,
               3.800% 09/01/14+(a)..............         3,200,000
 14,300,000   Salt Lake (City of), Utah, Health
               Care Facilities Revenue, Class A,
              (IHC Health Services),
               Westdeutsche Landesbank SBPA,
               3.650% 01/01/20+.................        14,300,000
  4,610,000   Salt Lake (City of), Utah, PCR,
               (Service Station Holdings Inc.,
               Project), Series B, British
               Petroleum Guaranty,
               3.800% 08/01/07++................         4,610,000
                                                    --------------
                                                        24,110,000
                                                    --------------
              VIRGINIA -- 0.6%
  2,500,000   Colonial Heights, Virginia,
               Industrial Development Authority,
               (Philip Morris Company Project),
               3.800% 03/01/05+(a)..............         2,500,000
  2,000,000   Fluvanna (County of), Virginia,
               Industrial Development Authority
               Revenue, (Edgcomb Metals Company
               Project), Banque National de
               Paris LOC,
               3.650% 12/01/09+(a)..............         2,000,000
  3,900,000   Greensville (County of), Virginia,
               Industrial Development Authority,
               PCR, (Perdue Farms Inc. Project),
               AMT, SunTrust Bank LOC,
               3.800% 10/01/06+(a)..............         3,900,000

------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                VALUE
              VIRGINIA -- (CONTINUED)
$ 2,000,000   Spotsylvania (County of),
               Virginia, Industrial Development
               Revenue,
              (Carlisle Corporation Project),
               SunTrust Bank LOC,
               3.700% 06/01/08+(a)..............    $    2,000,000
  5,500,000   Virginia College Building
               Authority, Educational Facilities
               Revenue, (University of Richmond
               Project), Crestar Bank SBPA LOC,
               3.750% 11/01/26+.................         5,500,000
                                                    --------------
                                                        15,900,000
                                                    --------------
              WASHINGTON -- 1.8%
  2,800,000   Pierce (County of), Washington,
               Housing Authority Revenue,
               (Eagles Watch Project), Key Bank
               LOC,
               3.640% 10/01/20+.................         2,800,000
  7,575,000   Washington (State of), Housing
               Finance Authority, Multi-family
               Mortgage Revenue, (Inglenook
               Court Project), AMT, Bank of
               America LOC,
               3.950% 07/01/25++................         7,575,000
              Washington (State of), Public
               Power Supply System, Bank of
               America LOC:
 14,800,000   (Nuclear Project Number 1), Series
               1A-2,
               3.625% 07/01/17+.................        14,800,000
 19,320,000   (Nuclear Project Number 3), Series
               3A-1,
               3.625% 07/01/18+.................        19,320,000
                                                    --------------
                                                        44,495,000
                                                    --------------
              WEST VIRGINIA -- 1.1%
  5,100,000   Marshall (County of), West
               Virginia, PCR, British Petroleum
               Guaranteed,
               3.800% 12/01/20++................         5,100,000
 23,100,000   West Virginia (State of), Hospital
               Finance Authority, Hospital
               Revenue, (St. Mary's Hospital
               Project), Bank One LOC,
               3.700% 10/01/12+.................        23,100,000
                                                    --------------
                                                        28,200,000
                                                    --------------
              WISCONSIN -- 1.8%
  6,500,000   Appleton, Wisconsin, Area School
               District, Tax and Revenue,
               4.100% 09/25/98..................         6,505,753
  1,500,000   Germantown, Wisconsin, School
               District, Board Anticipation
               Notes,
               4.250% 04/01/98..................         1,500,000
  2,250,000   Janesville, Wisconsin, School
               District, Tax and Revenue
               Anticipation Promissory Notes,
               4.100% 09/21/98..................         2,252,050

                       SEE NOTES TO FINANCIAL STATEMENTS.
    19

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------
              WISCONSIN -- (CONTINUED)
$ 4,000,000   Menomonee Falls, Wisconsin,
               Industrial Development Authority
               Revenue, (Jemma LLC Project),
               AMT, Bank One LOC,
               3.850% 09/01/14+(a)..............    $    4,000,000
  4,900,000   Pleasant Prairie, Wisconsin,
               Industrial Development Authority
               Revenue, (Nucon Corporation
               Project), AMT, American National
               Bank & Trust Company, LOC,
               3.800% 02/01/22+(a)..............         4,900,000
  5,000,000   Sheboygan, Wisconsin, Area School
               District, Tax and Revenue
               Anticipation Promissory Notes,
               4.100% 08/31/98..................         5,004,006
  3,950,000   Stevensons Point, Wisconsin, Area
               Public School District, Tax and
               Revenue Anticipation Promissory
               Notes,
               4.100% 10/15/98..................         3,953,675
  8,200,000   West Allis, Milwaukee, Wisconsin,
               School District, Tax and Revenue
               Anticipation Promissory Notes,
               4.100% 09/21/98..................         8,207,473
              Wisconsin (State of), Health
               Facilities Authority:
  6,000,000   (Daughters of Charity),
               3.650% 11/01/26+(a)..............         6,000,000
  2,800,000   (Felician Health Care Inc.),
               LaSalle National Bank LOC,
               3.700% 01/01/19+.................         2,800,000
                                                    --------------
                                                        45,122,957
                                                    --------------
              WYOMING -- 0.3%
    600,000   Sublette (County of), Wyoming,
               PCR, (Exxon Project), Series A,
               AMT,
               3.850% 07/17/17+.................           600,000
  7,000,000   Wyoming Community Development
               Authority Housing Revenue, Series
               7A, AMT,
               4.150% 08/27/98..................         7,000,600
                                                    --------------
                                                         7,600,600
                                                    --------------
              TOTAL MUNICIPAL BONDS
               AND NOTES
              (Cost $2,506,150,359).............     2,506,150,359
                                                    ==============

  SHARES
-----------
INVESTMENT COMPANIES -- 0.0%##
     50,000   AIM Tax-Exempt Fund................           50,000
     25,000   Federated Tax Exempt Money Market
               Fund..............................           25,000
                                                    --------------
              TOTAL INVESTMENT COMPANIES
               (Cost $75,000)....................           75,000
                                                    ==============
TOTAL INVESTMENTS
 (Cost $2,506,225,359*)..................   99.8%  $2,506,225,359
OTHER ASSETS AND
 LIABILITIES (NET).......................    0.2        5,240,892
                                           -----   --------------
NET ASSETS...............................  100.0%  $2,511,466,251
                                           =====   ==============

---------------

 * Aggregate cost for Federal tax purposes.

 + Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at March 31, 1998.

 ++ Variable rate demand notes payable upon not more than one calendar day's notice. The interest rate shown reflects the rate in effect at March 31, 1998.

+++ Variable rate demand notes payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect at March 31, 1998.

 # Put date.

## Amount represents less than 0.1%.

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of net assets) (unaudited):

Educational Facilities Revenue                       10.9%
Industrial Facilities Revenue                        10.5%
Housing Revenue                                      15.8%
Medical Facilities Revenue                           12.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
-----------------------------------------------------------------
                   U.S. TREASURY NOTES -- 21.7%
                            (Cost $590,878,559)
$ 40,000,000   5.875%+...............  04/30/98    $   40,007,297
  15,000,000   8.250%+...............  07/15/98        15,106,140
 195,000,000   6.250%+...............  07/31/98       195,341,051
  40,000,000   4.750%+...............  09/30/98        39,828,241
  65,000,000   6.000%+...............  09/30/98        65,108,862
  75,000,000   5.875%+...............  10/31/98        75,086,542
 125,000,000   5.875%+...............  01/31/99       125,405,375
  35,000,000   5.500%................  02/28/99        34,995,051
                                                   --------------
               U.S. TREASURY NOTES
               (Cost $590,878,559).............       590,878,559
                                                   ==============

REPURCHASE AGREEMENTS -- 94.3%
               REPURCHASE AGREEMENTS -- FIXED
                RATE -- 89.5%
 134,000,000   Agreement with
                ABN-Amro Bank, 6.050%
                dated 03/31/98 to be
                repurchased at
                $134,022,519 on
                04/01/98
                collateralized by:
                $36,644,472 U.S.
                Treasury Strip,
                Principal Only, due
                11/30/99;
                $100,036,160 U.S.
                Treasury Strip,
                Principal Only, due
                09/30/99.............                 134,000,000
 665,000,000   Agreement with Bankers
                Trust N.Y.
                Corporation, 6.050%
                dated 03/31/98 to be
                repurchased at
                $665,111,757 on
                04/01/98
                collateralized by
                $265,380,569 U.S.
                Treasury Note, 5.375%
                due 02/15/01;
                $350,702,695 U.S.
                Treasury Note, 6.125%
                due 08/15/07;
                $54,488,230 U.S.
                Treasury Bond,
                12.750% due
                11/15/10.............                 665,000,000
 134,000,000   Agreement with Bear
                Stearns Company,
                6.100% dated 03/31/98
                to be repurchased at
                $134,022,705 on
                04/01/98
                collateralized by
                $137,803,202 GNMA,
                6.500% -- 8.000% due
                09/20/21 -- 03/15/28...               134,000,000
  90,000,000   Agreement with BZW
                Securities
                Corporation, 5.950%
                dated 03/31/98 to be
                repurchased at
                $90,014,875 on
                04/01/98
                collateralized by
                $91,800,270 U.S.
                Treasury Notes,
                5.875% -- 6.750% due
                06/30/99 --
                05/31/01.............                90,000,000
 476,298,000   Agreement with CS
                First Boston
                Corporation. Interest
                is payable monthly.
                The agreement is
                terminable by the
                Fund daily. The final
                maturity date of the
                agreement is 07/01/98
                collateralized by:
                $96,518 U.S. Treasury
                Strips, Principal
                Only, due
                08/15/25 -- 02/15/26;
                $494,283,011 U.S.
                Treasury Strips,
                Interest Only, due
                11/15/01 -- 11/15/17##...             476,298,000

------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                               VALUE
               REPURCHASE AGREEMENTS -- FIXED RATE --
                (CONTINUED)
$133,000,000   Agreement with CIBC Wood Gundy
                Securities Corporation, 5.900%
                dated 03/31/98 to be repurchased
                at $133,021,797 on 04/01/98
                collateralized by $135,664,472
                U.S. Treasury Notes,
                5.500% -- 7.875% due
                08/15/98 -- 02/15/08............    $  133,000,000
 134,000,000   Agreement with Dresdner Bank
                Inc., 6.100% dated 03/31/98 to
                be repurchased at $134,022,705
                on 04/01/98 collateralized by
                $136,680,975 GNMA, 6.000% due
                06/20/27 -- 10/20/27............       134,000,000
 134,000,000   Agreement with First Union
                Corporation, 6.000% dated
                03/31/98 to be repurchased at
                $134,022,333 on 04/01/98
                collateralized by: $76,541,234
                U.S. Treasury Bills due
                04/02/98 -- 02/04/99; $6,218,989
                U.S. Treasury Bonds,
                6.250% -- 10.750% due
                08/15/05 -- 08/15/23;
                $53,982,013 U.S. Treasury Notes,
                4.750% -- 7.750% due
                08/15/98 -- 08/15/05............       134,000,000
 134,000,000   Agreement with Goldman, Sachs &
                Company, 6.000% dated 03/31/98
                to be repurchased at
                $134,022,333 on 04/01/98
                collateralized by $136,702,780
                GNMA, 7.000% due 07/15/27.......       134,000,000
 134,000,000   Agreement with Lehman Brothers
                Inc., 5.900% dated 03/31/98 to
                be repurchased at $134,021,961
                on 04/01/98 collateralized by:
                $84,227,452 U.S. Treasury Bond,
                6.375% due 08/15/27; $52,420,338
                U.S. Treasury Note, 5.750% due
                10/31/02........................       134,000,000
 134,000,000   Agreement with Morgan (J.P.)
                Securities Inc., 6.100% dated
                03/31/98 to be repurchased at
                $134,022,705 on 04/01/98
                collateralized by $136,680,000
                GNMA, 8.500% -- 9.000% due
                05/15/16 -- 11/15/27............       134,000,000
 134,000,000   Agreement with Salomon Smith
                Barney Holdings Inc., 6.100%
                dated 03/31/98 to be repurchased
                at $134,022,705 on 04/01/98
                collateralized by $136,682,027
                GNMA, 5.500% -- 9.500% due
                08/15/01 -- 12/15/27............       134,000,000
                                                    --------------
                                                     2,436,298,000
                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    21

NATIONS FUNDS
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         MARCH 31, 1998

 PRINCIPAL
   AMOUNT                                               VALUE
------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- TERM -- 4.8%
$130,000,000   Agreement with Morgan Stanley
                Group Inc., 6.100%, with a final
                maturity date of 04/09/98.
                Interest receivable as of March
                31, 1998 was $418,600,
                collateralized by $134,598,948
                GNMA, 5.000% -- 8.500% due
                02/20/23 -- 11/20/27**..........
                                                    $  130,000,000
                                                    --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $2,566,298,000)...........
                                                     2,566,298,000
                                                    ==============

   SHARES                                               VALUE
------------------------------------------------------------------
INVESTMENT COMPANIES -- 1.4%
  20,884,000   AIM Treasury Fund................    $   20,884,000
  18,037,000   Dreyfus Treasury Cash Management
                Fund............................        18,037,000
                                                    --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $38,921,000)..............        38,921,000
                                                    ==============
TOTAL INVESTMENTS
 (Cost $3,196,097,559*).................  117.4%   $3,196,097,559
OTHER ASSETS AND LIABILITIES (NET)......  (17.4)     (474,522,776)
                                          -----    --------------
NET ASSETS..............................  100.0%   $2,721,574,783
                                          =====    ==============

---------------

  * Aggregate cost for Federal tax purposes.

 ** Restricted security (Note 5).

  + Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 1998 (Note 1).

## Securities segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 102.4%
               FEDERAL FARM CREDIT BANK NOTES -- 5.6%
$  8,000,000   5.900%................  04/01/98    $    8,000,000
   4,605,000   5.600%................  10/01/98         4,606,032
   6,000,000   5.700%................  11/03/98         5,999,723
                                                   --------------
                                                       18,605,755
                                                   --------------
               FEDERAL HOME LOAN BANK -- 50.9%
 140,033,000   Discount note.........  04/01/98       140,033,000
   5,415,000   Discount note.........  04/07/98         5,410,127
  17,545,000   Discount note.........  04/08/98        17,526,407
   5,000,000   Discount note.........  05/07/98         4,972,700
                                                   --------------
                                                      167,942,234
                                                   --------------
               FEDERAL HOME LOAN BANK FLOATING RATE NOTES --10.0%
  15,000,000   5.720%+...............  04/01/98+++     15,000,000
  18,000,000   5.614%+...............  04/01/98+++     17,997,074
                                                   --------------
                                                       32,997,074
                                                   --------------
               FEDERAL HOME LOAN BANK NOTES -- 23.6%
   6,000,000   6.010%................  05/15/98         6,000,009
   7,000,000   5.820%................  06/16/98         6,999,430
   7,000,000   5.900%................  06/19/98         6,999,969
   5,000,000   5.720%................  07/07/98         5,003,246
   5,000,000   5.690%................  09/24/98         5,004,628
   9,000,000   5.682%................  10/16/98         8,996,561
   5,000,000   5.579%................  01/27/99         4,998,711
   5,000,000   5.415%................  02/10/99         4,996,452
  10,000,000   5.570%................  03/09/99         9,996,615
  10,000,000   5.570%................  04/07/99         9,991,400
   9,000,000   5.650%................  04/09/99         8,997,636
                                                   --------------
                                                       77,984,657
                                                   --------------
               STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE
                NOTE -- 4.5%
  14,800,000   5.378%+...............  04/07/98+++     14,800,000
                                                   --------------
               STUDENT LOAN MARKETING ASSOCIATION NOTES -- 7.8%
   8,000,000   5.850%................  06/10/98         7,998,926
   3,900,000   5.740%................  11/16/98         3,898,622
  14,000,000   5.400%................  02/10/99        13,981,599
                                                   --------------
                                                       25,879,147
                                                   --------------
               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $338,208,867)............       338,208,867
                                                   ==============

   SHARES                                                VALUE
------------------------------------------------------------------
INVESTMENT COMPANY -- 3.3% (Cost $10,802,500)
  10,802,500   Dreyfus Treasury Prime Cash
                Management Fund...................    $ 10,802,500
                                                      ============
TOTAL INVESTMENTS
 (Cost $349,011,367*).....................  105.7%   $349,011,367
OTHER ASSETS AND LIABILITIES (NET)........   (5.7)    (18,891,480)
                                            -----    ------------
NET ASSETS................................  100.0%   $330,119,887
                                            =====    ============

---------------

  * Aggregate cost for Federal tax purposes.

  + Variable rate security. The interest rate shown reflects the rate in effect at March 31, 1998.

+++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    23

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
-----------------------------------------------------------------
BANK OBLIGATIONS -- 11.5%
               CERTIFICATES OF DEPOSIT -- DOMESTIC -- 2.6%
               Bankers Trust New York Corporation:
$  5,000,000    5.990%...............  06/25/98    $    4,999,555
  40,000,000    5.670%...............  02/26/99        39,982,619
               Morgan Guaranty Trust Company:
  65,000,000    5.965%...............  06/22/98        64,995,117
  36,000,000    5.550%...............  02/02/99        35,921,076
                                                   --------------
                                                      145,898,367
                                                   --------------
               CERTIFICATES OF DEPOSIT -- YANKEE -- 8.9%
  25,000,000   ABN-Amro Bank, (New
                York),
                5.750%...............  03/31/99        24,985,677
  45,000,000   Banque Nationale de
                Paris, (New York),
                5.710%...............  02/25/99        45,000,000
  30,000,000   Bayerische Landesbank
                AG, (New York),
                5.602%+..............  04/07/98        29,995,559
  45,000,000   Bayerische Verein-
                sbank, (New York),
                5.680%...............  01/21/99        45,000,000
  10,000,000   CS First Boston,
                5.800%...............  10/13/98        10,000,000
  50,000,000   Credit Agricole, (New
                York),
                5.750%...............  04/01/99        49,976,061
  40,000,000   Deutsche Bank, (New
                York),
                5.640%...............  01/15/99        40,000,000
               National Bank of Canada, (New York):
  30,000,000    6.140%...............  06/05/98        29,998,927
  30,000,000    5.940%...............  12/03/98        30,000,000
               Societe Generale, (New York):
  40,000,000    5.650%...............  04/07/98        40,000,000
  30,000,000    5.880%...............  07/22/98        29,996,478
  30,000,000    5.950%...............  10/21/98        29,992,027
  35,000,000    5.700%...............  02/26/99        34,987,836
  18,000,000    5.800%...............  03/31/99        17,992,105
  40,000,000   Westdeutsche
                Landesbanken,
                Girozentrale, (New
                York),
                5.680%...............  01/25/99        40,000,000
                                                   --------------
                                                      497,924,670
                                                   --------------
               TOTAL BANK OBLIGATIONS
                (Cost $643,823,037)............       643,823,037
                                                   ==============
CORPORATE OBLIGATIONS -- 60.2%
               COMMERCIAL PAPER -- DOMESTIC -- 33.1%
               AON Corporation:
  25,000,000    Discount note........  04/09/98        24,969,000
  12,007,000    Discount note........  04/13/98        11,984,667
  20,857,000    Discount note........  06/22/98        20,594,283
  25,000,000   Asset Securitization
                Cooperative Corpo-
                ration, Discount
                note(b)..............  04/29/98        24,892,278
  30,000,000   Bankers Trust New York
                Corporation,
                Discount note........  11/24/98        28,915,725
   8,000,000   Beta Finance, Inc.,
                Discount note(b).....  09/24/98         7,787,236

-----------------------------------------------------------------
 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
               COMMERCIAL PAPER -- DOMESTIC -- (CONTINUED)
               Concord Minutemen Capital Corporation:
$ 15,000,000    Discount note(b).....  04/06/98    $   14,988,313
  20,000,000    Discount note(b).....  04/08/98        19,978,183
  20,000,000    Discount note(b).....  04/13/98        19,962,600
  21,172,000    Discount note(b).....  04/14/98        21,129,109
  16,676,000    Discount note(b).....  04/21/98        16,624,119
 127,700,000    Discount note(b).....  04/22/98       127,282,724
  23,122,000    Discount note(b).....  10/07/98        22,457,994
               Countrywide Home Loans, Inc.:
  60,000,000    Discount note........  04/15/98        59,870,033
  50,000,000    Discount note........  04/16/98        49,883,958
  40,000,000    Discount note........  05/19/98        39,703,467
  20,000,000    Discount note........  05/20/98        19,848,917
               Edison Securitization L.L.C.:
  36,437,000    Discount note(b).....  04/15/98        36,358,215
  20,000,000    Discount note(b).....  04/20/98        19,941,311
  10,000,000    Discount note(b).....  07/10/98         9,846,944
               Finova Capital Corporation:
  20,000,000    Discount note........  04/08/98        19,978,222
  20,000,000    Discount note........  04/13/98        19,963,333
  40,000,000    Discount note........  06/11/98        39,563,744
  25,000,000    Discount note........  06/22/98        24,685,097
               General Motors Acceptance Corporation:
  30,000,000    Discount note........  04/20/98        29,910,542
 125,000,000    Discount note........  04/24/98       124,554,375
  19,000,000   Hitachi America,
                Discount note........  07/17/98        18,679,802
               International Securitization Corporation:
  20,110,000    Discount note(a).....  04/21/98        20,047,771
  20,450,000    Discount note(a).....  04/27/98        20,368,177
  64,690,000    Discount note(a).....  04/30/98        64,403,090
  26,000,000    Discount note(a).....  07/09/98        25,607,465
  30,000,000   Lehman Brothers
                Holdings Inc.,
                Discount note........  05/01/98        29,858,750
               Lexington Parker Capital Company L.L.C.:
  35,358,000    Discount note(b).....  04/22/98        35,243,322
  75,000,000    Discount note(b).....  05/27/98        74,358,800
  30,704,000    Discount note(b).....  08/07/98        30,105,750
  22,200,000    Discount note(b).....  08/21/98        21,720,135
  19,500,000    Discount note(b).....  09/03/98        19,038,229
               Mitsubishi International Corporation:
  20,000,000    Discount note........  04/27/98        19,919,978
  60,000,000    Discount note........  05/11/98        59,631,333
  10,000,000    Discount note........  05/14/98         9,933,828
  30,000,000    Discount note........  06/17/98        29,646,442
               SAFECO Corporation:
  50,000,000    Discount note(a).....  04/21/98        49,848,056
  10,000,000    Discount note(a).....  04/23/98         9,966,083
  20,000,000    Discount note(a).....  05/06/98        19,891,694
  20,000,000    Discount note........  05/11/98        19,878,000
  20,000,000    Discount note(a).....  05/20/98        19,848,917
  35,000,000    Discount note........  05/20/98        34,738,462
  14,000,000    Discount note(a).....  05/26/98        13,882,575
  22,000,000    Discount note........  06/09/98        21,765,975
  40,500,000    Discount note(a).....  06/10/98        40,064,512
               Sumitomo Corporation of America:
  68,000,000    Discount note........  04/08/98        67,920,842
  15,000,000    Discount note........  04/20/98        14,955,271
  45,000,000    Discount note........  05/06/98        44,752,569
  20,000,000    Discount note........  05/26/98        19,822,778
  20,000,000    Discount note........  06/09/98        19,770,000
  25,000,000    Discount note........  06/10/98        24,708,333
  30,000,000    Discount note........  07/29/98        29,446,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         MARCH 31, 1998

 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
-----------------------------------------------------------------
               COMMERCIAL PAPER -- DOMESTIC -- (CONTINUED)

               Sumitomo Corporation of America: (continued):
$ 36,000,000    Discount note........  08/12/98    $   35,259,190
  15,000,000    Discount note........  12/11/98        14,415,800
  20,000,000   Tribune Company,
                Discount note(a).....  04/22/98        19,936,067
                                                   --------------
                                                    1,855,109,035
                                                   --------------
               COMMERCIAL PAPER -- EURO -- 1.3%
  40,000,000   Abby National Treasury
                Services PLC, Dis-
                count note...........  01/28/99        40,000,000
  20,000,000   Burmah Castrol Fi-
                nance PLC, Discount
                note(a)..............  05/18/98        19,852,211
  10,900,000   Toshiba International
                Finance, (U.K.) PLC,
                Discount note........  05/29/98        10,803,414
                                                   --------------
                                                       70,655,625
                                                   --------------
               CORPORATE BONDS & NOTES -- 25.8%
               Associated Corporation of North America:
  50,000,000    Discount note........  04/08/98        49,945,847
  10,000,000    5.250%...............  09/01/98         9,969,483
               Bankers Trust Company of New York:
  30,000,000    5.770%+(b)...........  04/01/98+++     30,000,000
  20,000,000    5.780%+(b)...........  04/01/98+++     20,000,000
               Bear Stearns & Company, Inc.:
  60,000,000    5.780%+..............  04/01/98+++     60,000,000
  50,000,000    5.664%+..............  04/21/98+++     50,000,000
  25,000,000    5.575%+..............  04/21/98+++     25,000,000
  30,000,000   CIT Group, Inc.,
                6.500%...............  07/13/98        30,042,056
  14,000,000   Chrysler Financial
                Corporation,
                6.210%...............  06/29/98        14,000,641
  60,000,000   Comerica Bank,
                5.728%+..............  04/06/98+++     59,994,020
 285,000,000   Credit Suisse First
                Boston Mortgage
                Capital L.L.C.,
                5.981%+(b)...........  04/01/98+++    285,000,000
               Goldman Sachs Group L.P.:
  14,000,000    6.100%...............  04/15/98        13,999,355
  50,000,000    5.687%+..............  06/26/98+++     50,000,000
               Lehman Brothers Holdings Inc.:
 100,000,000    5.840%+.............  04/01/98+++    100,000,000
  30,000,000    5.888%+..............  04/07/98+++     30,000,000
  10,350,000    6.375%...............  06/01/98        10,355,738
  60,000,000    5.720%...............  06/23/98+++     60,000,000
   6,000,000    6.250%...............  06/29/98         6,003,916
  40,000,000    5.750%...............  03/26/99        40,000,000
               Merrill Lynch & Company Inc.:
  25,000,000    5.764%+..............  04/01/98+++     25,000,000
  80,000,000    5.788%+..............  04/07/98+++     80,000,000
  30,000,000   Morgan (J.P.) and
                Company, Inc,
                5.750%...............  03/10/99        30,000,000
  40,000,000   Morgan Stanley Dean
                Witter and Discover
                Company,
                5.5438%+.............  04/15/98+++     39,993,887
  41,755,000   Philip Morris Compa-
                nies, Inc.,
                7.3750%..............  02/15/99        42,295,770

-----------------------------------------------------------------
 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
               CORPORATE BONDS & NOTES -- (CONTINUED)
               PHH Corporation:
$ 50,000,000    5.710%+..............  04/01/98+++ $   49,991,130
  40,000,000    5.788%+..............  04/07/98+++     40,000,000
  70,000,000    5.986%...............  08/12/98        69,996,429
               Societe Generale,
 125,000,000    5.705%+..............  04/01/98+++    124,964,863
                                                   --------------
                                                    1,446,553,135
                                                   --------------
               TOTAL CORPORATE OBLIGATIONS
                (Cost $3,372,317,795)..........
                                                    3,372,317,795
                                                   ==============
GUARANTEED INVESTMENT CONTRACTS -- 13.3%
  50,000,000   Allstate Life Insurance Company,
                5.792%**+............  06/29/98#       50,000,000
               Anchor National Life Insurance Company:
  50,000,000    5.920%**+............  06/29/98#       50,000,000
  25,000,000    5.873%**+............  06/29/98#       25,000,000
               Commonwealth Life Insurance Company, Inc.:
  50,000,000    5.910%**+............  04/01/98+++     50,000,000
  72,000,000    5.850%**+............  09/28/98#       72,000,000
  50,000,000   First Allmerica Finan-
                cial Life Insurance
                Company,
                5.700%**+............  06/29/98#       50,000,000
               General American Life Insurance Company:
  50,000,000    5.830%**+............  04/07/98#       50,000,000
  50,000,000    5.830%**+............  04/07/98#       50,000,000
  60,000,000   Life Insurance Com-
                pany of Georgia,
                5.912%**+............  09/28/98#       60,000,000
               Life Insurance Company of Virginia:
  50,000,000    5.595%**+............  04/07/98#       50,000,000
  50,000,000    5.595%**+............  04/07/98#       50,000,000
  50,000,000   New York Life Insur-
                ance Company,
                5.792%**+............  04/07/98#       50,000,000
               Peoples Security Life Insurance Company:
  20,000,000    5.850%**+............  04/01/98+++     20,000,000
  20,000,000    5.940%**+............  09/28/98#       20,000,000
  50,000,000   Sun Life Insurance
                Company of America,
                5.903%**+............  09/28/98#       50,000,000
               Travelers Life Insurance Company:
  25,000,000    5.722%**+............  04/01/98+++     25,000,000
  25,000,000    5.672%**+............  05/01/98+++     25,000,000
                                                   --------------
               TOTAL GUARANTEED INVESTMENT
                CONTRACTS
                (Cost $747,000,000)............       747,000,000
                                                   ==============
MUNICIPAL BONDS -- 3.1%
  28,800,000   Illinois (State of),
                Student Assistance
                Commission, First
                National Bank of
                Chicago LOC,
                5.630%+..............  04/07/98+++     28,800,000
  24,800,000   Indiana (State of),
                Financing Authority,
                Economic Develop-
                ment Revenue, Qual-
                itech Steel, National
                City Bank, Indiana
                LOC,
                5.610%+..............  04/07/98+++     24,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
    25

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         MARCH 31, 1998

 PRINCIPAL                             MATURITY
   AMOUNT                                DATE          VALUE
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
$ 22,600,000   Missouri (State of),
                Economic Develop-
                ment Revenue, Ex-
                port and
                Infrastructure Board,
                (Biocraft Laborato-
                ries Inc. Project),
                PNC Bank LOC,
                5.650%+..............  04/07/98+++ $   22,600,000
 100,000,000   Virginia (State of),
                Housing Development
                Authority,
                5.550%+..............  04/07/98+++    100,000,000
                                                   --------------
               TOTAL MUNICIPAL BONDS
                (Cost $176,200,000)............       176,200,000
                                                   ==============
U.S. GOVERNMENT OBLIGATIONS -- 1.3%
               Student Loan Marketing Association Floating Rate
                Notes:
  23,600,000   5.378%+...............  04/07/98+++     23,590,313
  47,500,000   5.398%+...............  04/07/98+++     47,443,310
                                                   --------------
               TOTAL U.S. GOVERNMENT
                OBLIGATIONS
                (Cost $71,033,623).............        71,033,623
                                                   ==============
TIME DEPOSITS -- EURO -- 3.9% (Cost $220,000,000)
 220,000,000   First National Bank of
                Chicago,
                6.125%...............  04/01/98       220,000,000
                                                   ==============
REPURCHASE AGREEMENTS -- 5.3%
  70,000,000   Agreement with ABN-Amro Bank,
                6.100% dated 3/31/98 to be re-
                purchased at $70,011,861 on
                4/01/98 collateralized by:
                $1,298,599 FMAC, 0.000% due
                04/03/98; $70,101,400 GNMA,
                5.500% -- 8.000% due
                07/15/26 -- 02/20/27...........        70,000,000
  65,000,000   Agreement with ABN-Amro Bank,
                6.125% dated 3/31/98 to be re-
                purchased at $65,011,059 on
                4/01/98 collateralized by:
                $20,256,801 FHLB, 6.600% due
                03/25/05; $46,046,916 FMAC,
                6.390% due 03/12/08............        65,000,000
  50,000,000   Agreement with ABN-Amro Bank,
                6.200% dated 3/31/98 to be re-
                purchased at $50,008,611 on
                4/01/98 collateralized by:
                $9,973,441 FHLB, 5.670% due
                03/30/00; $10,005,874 FMAC,
                6.800% due 03/10/08;
                $31,021,065 FNMA, 0.000% --
                6.400% due 03/10/00 --
                07/09/12.......................        50,000,000

-----------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                              VALUE
REPURCHASE AGREEMENTS -- (CONTINUED)
$110,000,000   Agreement with Merrill Lynch
                Securities, 6.250% dated
                3/31/98 to be repurchased at
                $110,019,097 on 4/01/98
                collateralized by: $115,770,671
                Qualified First Tier Money
                Market Instruments, due
                04/03/98 -- 04/29/98...........    $  110,000,000
                                                   --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $295,000,000)............
                                                      295,000,000
                                                   ==============

   SHARES
------------
INVESTMENT COMPANIES -- 2.2%
  93,995,000   AIM Liquid Asset Portfolio.......        93,995,000
  11,676,000   AIM Prime Fund...................        11,676,000
  17,158,000   Dreyfus Cash Management Plus
                Fund............................        17,158,000
                                                    --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $122,829,000).............       122,829,000
                                                    ==============
TOTAL INVESTMENTS
 (Cost $5,648,203,455*).................  100.8%   $5,648,203,455
OTHER ASSETS AND LIABILITIES (NET)......   (0.8)      (47,334,700)
                                          -----    --------------
NET ASSETS..............................  100.0%   $5,600,868,755
                                          =====    ==============

---------------

 * Aggregate cost for Federal tax purposes.

 ** Restricted security (Note 5).

 + Floating/variable rate note. The interest rate shown reflects the rate in effect at March 31, 1998.

+++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

 # Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

Comprehensive Abbreviation Listing for all 3/31/98 Nations
Money Market Funds:

ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
CFC     Cooperative Finance Corporation
FGIC    Financial Guaranty Insurance Corporation
FHLB    Federal Home Loan Bank
FMAC    Federal Mortgage Acceptance Corporation
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance
GNMA    Government National Mortgage Association
GO      General Obligation
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SBPA    Standby Bond Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.
    27

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1998

                                                                                                GOVERNMENT
                                                               TAX EXEMPT        TREASURY      MONEY MARKET       PRIME
                                                             ---------------------------------------------------------------
ASSETS:
Investments, at value, See accompanying schedules:
  Securities...............................................  $2,506,225,359   $  629,799,559  $349,011,367   $5,353,203,455
  Repurchase agreements....................................              --    2,566,298,000            --       295,000,000
                                                             --------------   --------------   ------------   --------------
    Total investments......................................   2,506,225,359    3,196,097,559   349,011,367     5,648,203,455
Cash.......................................................          46,889              294           790               236
Interest receivable........................................      15,751,984        7,285,030     1,836,130        33,032,975
Dividend receivable........................................          27,823          228,520        37,234           640,554
Receivable for Fund shares sold............................       1,231,071          242,052       104,047        22,061,750
Prepaid expenses and other assets..........................          41,830          172,249         5,703            46,751
                                                             --------------   --------------   ------------   --------------
    Total Assets...........................................   2,523,324,956    3,204,025,704   350,995,271     5,703,985,721
                                                             --------------   --------------   ------------   --------------
LIABILITIES:
Payable for reverse repurchase agreements..................              --      476,298,000            --                --
Payable for Fund shares redeemed...........................       5,382,060          572,502       717,657        19,251,639
Payable for investment securities purchased................              --               --    18,989,037        67,971,066
Dividends payable..........................................       5,200,323        4,214,513     1,012,256        13,467,149
Investment advisory fee payable............................         310,648          415,654        33,228           889,732
Administration fee payable.................................         170,925          185,765        21,536           383,205
Shareholder servicing and distribution fees payable........         127,465          588,573        25,458           634,686
Transfer agent fees payable................................          45,422           18,539        15,917            80,130
Custodian fees payable.....................................          27,477           15,902         9,800            58,528
Accrued Trustees'/Directors' fees and expenses.............          98,499          136,918        32,464           233,759
Accrued expenses and other payables........................         495,886            4,555        18,031           147,072
                                                             --------------   --------------   ------------   --------------
    Total Liabilities......................................      11,858,705      482,450,921    20,875,384       103,116,966
                                                             --------------   --------------   ------------   --------------
NET ASSETS.................................................  $2,511,466,251   $2,721,574,783  $330,119,887   $5,600,868,755
                                                             ==============   ==============  ============   ==============
Investments, at cost.......................................  $2,506,225,359   $3,196,097,559  $349,011,367   $5,648,203,455
                                                             ==============   ==============  ============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1998

                                                                                                GOVERNMENT
                                                             TAX EXEMPT         TREASURY       MONEY MARKET        PRIME
                                                           ------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital..........................................  $2,511,529,621    $2,721,609,452    $330,166,711    $5,601,143,886
Undistributed net investment income......................           8,729            10,103         13,157                748
Accumulated net realized loss on investments sold........         (72,099)          (44,772)       (59,981)          (275,879)
                                                           --------------    --------------    ------------    --------------
                                                           $2,511,466,251    $2,721,574,783    $330,119,887    $5,600,868,755
                                                           ==============    ==============    ============    ==============
NET ASSETS:
Primary A Shares.........................................  $2,001,083,327    $  615,184,650    $217,506,129    $2,852,554,605
Primary B Shares.........................................       8,726,161        11,764,454      1,812,348          8,132,336
Investor A Shares........................................     171,785,421     1,361,214,485     23,805,602      1,706,691,551
Investor B Shares........................................     249,819,338       546,832,680     77,059,763        844,367,534
Investor C Shares........................................      67,511,229         8,294,570      3,368,749         96,149,099
Daily Shares.............................................      12,540,775       178,283,944      6,567,296         92,973,630
SHARES OUTSTANDING:
Primary A Shares.........................................   2,001,340,701       615,231,877    217,538,926      2,853,094,315
Primary B Shares.........................................       8,727,283        11,765,357      1,812,621          8,133,875
Investor A Shares........................................     171,807,516     1,361,318,985     23,809,191      1,707,014,234
Investor B Shares........................................     249,851,469       546,874,661     77,071,383        844,526,472
Investor C Shares........................................      67,519,912         8,295,206      3,369,257         96,167,288
Daily Shares.............................................      12,542,389       178,297,631      6,568,287         92,991,237
PRIMARY A SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00
PRIMARY B SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00
INVESTOR A SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00
INVESTOR B SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00
INVESTOR C SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00
DAILY SHARES:
Net asset value, offering and redemption price per
  share..................................................           $1.00             $1.00          $1.00              $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.
    29

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                                            GOVERNMENT
                                                              TAX EXEMPT      TREASURY     MONEY MARKET      PRIME
                                                              --------------------------------------------------------
INVESTMENT INCOME:
Interest.................................................... $80,937,411   $181,699,467   $19,269,435    $315,339,647
Dividends...................................................     376,726       4,419,832       459,575       5,314,184
                                                              -----------   ------------   -----------    ------------
    Total investment income.................................  81,314,137     186,119,299    19,729,010     320,653,831
                                                              -----------   ------------   -----------    ------------
EXPENSES:
Investment advisory fee.....................................   8,722,460       6,687,610     1,422,543      11,227,974
Administration fee..........................................   2,180,615       3,320,414       355,636       5,551,487
Transfer agent fees.........................................     314,522         507,261        81,536         895,532
Custodian fees..............................................     124,474         211,179        35,109         340,494
Legal and audit fees........................................     208,277         238,357        32,753         528,622
Trustees'/Directors' fees and expenses......................      46,554          41,021        12,934          94,026
Interest expense (Note 6)...................................      35,347              --            --              --
Registration and filing fees................................     479,176         209,160       108,341           7,519
Other.......................................................     171,348         252,470        43,979         758,901
                                                              -----------   ------------   -----------    ------------
    Subtotal................................................  12,282,773      11,467,472     2,092,831      19,404,555
Shareholder servicing and distribution fees:
  Primary B Shares..........................................      26,714          67,921        41,993         145,320
  Investor A Shares.........................................     439,245       4,040,791        86,324       4,815,033
  Investor B Shares.........................................     453,492       1,891,737       105,609       1,577,256
  Investor C Shares.........................................     115,616          25,041         7,557         219,261
  Daily Shares..............................................      68,120         757,015        35,046         356,426
Fees waived by investment adviser and administrator (Note
  2)........................................................  (5,676,058)     (1,507,754)   (1,025,359)     (2,698,467)
                                                              -----------   ------------   -----------    ------------
  Net expenses..............................................   7,709,902      16,742,223     1,344,001      23,819,384
                                                              -----------   ------------   -----------    ------------
NET INVESTMENT INCOME.......................................  73,604,235     169,377,076    18,385,009     296,834,447
                                                              -----------   ------------   -----------    ------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.....................         582              --         1,588         (12,176)
                                                             ------------   ------------   -----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........ $73,604,817   $169,377,076   $18,386,597    $296,822,271
                                                             ============   ============   ===========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                            TAX EXEMPT                         TREASURY
                                                  -------------------------------   -------------------------------
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     3/31/98          3/31/97          3/31/98          3/31/97
                                                  -----------------------------------------------------------------
Net investment income...........................  $   73,604,235   $   47,090,130   $  169,377,076   $  123,088,385
Net realized gain/(loss) on investments.........             582           (1,480)              --           18,200
                                                  --------------   --------------   --------------   --------------
Net increase in net assets resulting from
  operations....................................      73,604,817       47,088,650      169,377,076      123,106,585
Distributions to shareholders from net
  investment income:
  Primary A Shares..............................     (58,607,861)     (35,293,502)     (64,676,668)     (42,850,726)
  Primary B Shares..............................        (343,858)        (380,490)      (1,381,664)      (3,347,375)
  Investor A Shares.............................      (4,959,936)      (4,059,182)     (57,323,213)      (7,715,087)
  Investor B Shares.............................      (7,214,051)      (5,532,546)     (38,192,855)     (68,532,266)
  Investor C Shares.............................      (2,075,866)      (1,820,710)        (506,797)        (611,667)
  Daily Shares..................................        (399,671)          (3,700)      (7,295,879)         (31,264)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares..............................     816,719,738      105,546,666     (730,387,879)     524,546,725
  Primary B Shares..............................      (4,423,874)       3,780,463      (43,404,299)       7,681,748
  Investor A Shares.............................      26,464,331       16,923,712      641,941,258      629,610,623
  Investor B Shares.............................      21,241,691       95,689,951     (426,417,552)    (551,757,395)
  Investor C Shares.............................       4,756,044       (3,982,155)      (5,572,742)       5,084,728
  Daily Shares..................................      10,208,132        2,332,190      161,974,249       16,321,269
                                                  --------------   --------------   --------------   --------------
Net increase/(decrease) in net assets...........     874,969,636      220,289,347     (401,866,965)     631,505,898
NET ASSETS:
Beginning of period.............................   1,636,496,615    1,416,207,268    3,123,441,748    2,491,935,850
                                                  --------------   --------------   --------------   --------------
End of period...................................  $2,511,466,251   $1,636,496,615   $2,721,574,783   $3,123,441,748
                                                  ==============   ==============   ==============   ==============
Undistributed net investment income at end of
  period........................................  $        8,729   $        5,737   $       10,103   $       10,103
                                                  ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
    31

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                     GOVERNMENT MONEY MARKET                   PRIME
                                                   ----------------------------   -------------------------------
                                                    YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     3/31/98         3/31/97         3/31/98          3/31/97
                                                   --------------------------------------------------------------
Net investment income............................  $18,385,009    $ 20,882,615    $  296,834,447   $  211,915,430
Net realized gain/(loss) on investments..........        1,588           1,339           (12,176)           2,522
                                                  -------------   -------------   --------------   --------------
Net increase in net assets resulting from
  operations.....................................   18,386,597      20,883,954       296,822,271      211,917,952
Distributions to shareholders from net investment
  income:
  Primary A Shares...............................  (13,732,183)    (16,005,498)     (181,469,352)    (127,428,642)
  Primary B Shares...............................     (838,909)     (1,068,560)       (3,019,774)      (9,968,081)
  Investor A Shares..............................   (1,214,735)     (1,292,731)      (71,233,077)     (53,311,689)
  Investor B Shares..............................   (2,114,696)     (2,383,399)      (32,993,601)     (17,025,636)
  Investor C Shares..............................     (152,083)        (98,717)       (4,581,466)      (4,133,462)
  Daily Shares...................................     (332,403)        (33,710)       (3,536,429)         (47,920)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares...............................  (81,896,488)    (37,373,510)      318,550,303       61,206,993
  Primary B Shares...............................  (17,640,454)    (12,131,029)     (175,906,446)      87,724,370
  Investor A Shares..............................    5,089,232     (30,027,577)      549,169,124       58,232,248
  Investor B Shares..............................   49,317,971     (34,870,084)      463,471,474       22,368,779
  Investor C Shares..............................    1,227,069         411,437         2,479,005       18,857,687
  Daily Shares...................................   (1,292,741)      7,858,911        83,980,404        8,970,359
                                                  -------------   -------------   --------------   --------------
Net increase/(decrease) in net assets............  (45,193,823)   (106,130,513)    1,241,732,436      257,362,958
NET ASSETS:
Beginning of year................................  375,313,710     481,444,223     4,359,136,319    4,101,773,361
                                                  -------------   -------------   --------------   --------------
End of year...................................... $330,119,887    $375,313,710    $5,600,868,755   $4,359,136,319
                                                  ============    ============    ==============   ==============
Undistributed net investment income at end of
  year...........................................  $    13,157    $     13,157    $          748   $           --
                                                  ============    ============    ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                          TREASURY
                                                              ---------------------------------
Cash flows from operating and investing activities:
  Investment income received................................  $    177,251,135
  Payment of operating expenses.............................       (16,739,202)
  Net sales of short-term investments.......................       418,986,441
                                                              ----------------
Cash provided by operating and investing activities.........                      $ 579,498,374
Cash flows from financing activities:
  Proceeds from shares sold.................................    17,734,359,066
  Payment for shares redeemed...............................   (18,169,893,704)
  Cash used from reverse repurchase agreement...............         4,377,000
  Distributions paid*.......................................      (148,340,792)
                                                              ----------------
Cash used by financing activities...........................                       (579,498,430)
                                                                                  -------------
  Increase in cash..........................................                                (56)
  Cash at beginning of year.................................                                350
                                                                                  -------------
  Cash at end of year.......................................                      $         294
                                                                                  =============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH USED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                      $ 169,377,076
  Decrease in investments...................................  $    413,052,963
  Increase in interest and dividends receivable.............        (2,934,686)
  Increase in other assets..................................          (112,667)
  Increase in accrued expenses..............................           115,688
                                                              ----------------
Cash provided by operating and investing activities.........                      $ 579,498,374
                                                                                  =============

---------------

* Non-cash activities include reinvestment of dividends of $25,381,283.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    33

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                            TAX EXEMPT                             TREASURY
                                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                    3/31/98            3/31/97            3/31/98            3/31/97
                                                ------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................    $1,930,602,765     $1,392,743,346     $1,681,502,144     $ 2,911,565,540
  Issued in exchange for Pilot Shares of
    Pilot (Note 8):
    Short-Term U.S. Treasury Fund...........                --                 --      1,227,238,960                  --
    Short-Term Tax Exempt
      Diversified Fund......................       374,107,166                 --                 --                  --
    Missouri Short-Term Tax Exempt Fund.....       194,197,068                 --                 --                  --
  Issued as reinvestment of dividends.......         1,081,562            754,137            356,222             256,531
  Redeemed..................................    (1,683,268,823)    (1,287,950,817)    (3,639,485,205)     (2,387,275,346)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease)...................    $  816,719,738     $  105,546,666     $ (730,387,879)    $   524,546,725
                                                ===============    ===============    ===============    ===============
PRIMARY B SHARES:
  Sold......................................    $   33,933,417     $   83,563,210     $  119,961,211     $   425,279,678
  Issued as reinvestment of dividends.......               155                 --             22,709                 504
  Redeemed..................................       (38,357,446)       (79,782,747)      (163,388,219)       (417,598,435)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease)...................    $   (4,423,874)    $    3,780,463     $  (43,404,299)    $     7,681,747
                                                ===============    ===============    ===============    ===============
INVESTOR A SHARES:
  Sold......................................    $  531,649,317     $  430,531,574     $3,672,011,775     $ 1,502,010,404
  Issued as reinvestment of dividends.......         4,810,686          3,977,272          4,900,948           4,949,120
  Redeemed..................................      (509,995,672)      (417,585,134)    (3,034,971,465)       (877,348,901)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase..............................    $   26,464,331     $   16,923,712     $  641,941,258     $   629,610,623
                                                ===============    ===============    ===============    ===============
INVESTOR B SHARES:
  Sold......................................    $  726,067,456     $  625,042,344     $8,652,480,866     $ 8,327,962,057
  Issued in exchange for Administration
    Shares of Pilot (Note 8):
    Short-Term U.S. Treasury Fund...........                --                 --        237,343,134                  --
    Short-Term Tax Exempt
      Diversified Fund......................        10,606,293                 --                 --                  --
    Missouri Short-Term Tax Exempt Fund.....        11,940,599                 --                 --                  --
  Issued as reinvestment of dividends.......         6,340,186          5,290,829         12,703,068           4,638,191
  Redeemed..................................      (733,712,843)      (534,643,222)    (9,328,944,620)     (8,884,357,643)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease)...................    $   21,241,691     $   95,689,951     $ (426,417,552)    $  (551,757,395)
                                                ===============    ===============    ===============    ===============
INVESTOR C SHARES:
  Sold......................................    $  201,253,533     $  166,459,636     $   23,431,671     $    31,620,194
  Issued as reinvestment of dividends.......         2,046,021          1,807,813            510,290             608,852
  Redeemed..................................      (198,543,510)      (172,249,604)       (29,514,703)        (27,144,318)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease)...................    $    4,756,044     $   (3,982,155)    $   (5,572,742)    $     5,084,728
                                                ===============    ===============    ===============    ===============
DAILY SHARES:
  Sold......................................    $  185,934,872     $    4,211,534     $1,965,123,241     $    35,051,951
  Issued in exchange for Investor Shares
    of Pilot (Note 8):
    Short-Term U.S. Treasury Fund...........                --                 --        155,071,580                  --
    Short-Term Tax Exempt
      Diversified Fund......................         7,244,751                 --                 --                  --
    Missouri Short-Term Tax Exempt Fund.....        20,641,959                 --                 --                  --
  Issued as reinvestment of dividends.......           378,976              3,295          6,888,046              31,264
  Redeemed..................................      (203,992,426)        (1,882,639)    (1,965,108,618)        (18,761,946)
                                                ---------------    ---------------    ---------------    ---------------
  Net increase..............................    $   10,208,132     $    2,332,190     $  161,974,249     $    16,321,269
                                                ===============    ===============    ===============    ===============
Total net increase/(decrease)...............    $  874,966,062     $  220,290,827     $ (401,866,965)    $   631,487,697
                                                ===============    ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     GOVERNMENT
                                                                    MONEY MARKET                            PRIME
                                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                              3/31/98           3/31/97           3/31/98            3/31/97
                                                          ----------------------------------------------------------------------
PRIMARY A SHARES:
  Sold..................................................  $   930,667,760    $ 507,243,378    $ 4,016,048,542    $ 2,571,909,421
  Issued in exchange for Primary A
  Shares of Peachtree (Note 8):
    Prime Money Market Fund.............................               --               --                 --         46,490,663
    Government Money Market Fund........................               --       31,477,446                 --                 --
  Issued in exchange for Pilot Shares of
    Pilot Short-Term Diversified Assets
    Fund (Note 8).......................................               --               --      1,539,898,718                 --
  Issued as reinvestment of dividends...................           67,037            3,017          4,159,111            852,265
  Redeemed..............................................   (1,012,631,285)    (576,097,351)    (5,241,556,068)    (2,558,045,356)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase/(decrease)...............................  $   (81,896,488)   $ (37,373,510)   $   318,550,303    $    61,206,993
                                                          ===============    =============    ===============    ===============
PRIMARY B SHARES:
  Sold..................................................  $   136,817,242    $ 171,213,079    $   294,928,676    $ 1,407,226,085
  Issued as reinvestment of dividends...................               --               --             42,025             28,061
  Redeemed..............................................     (154,457,696)    (183,344,108)      (470,877,147)    (1,319,529,776)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase/(decrease)...............................  $   (17,640,454)   $ (12,131,029)   $  (175,906,446)   $    87,724,370
                                                          ===============    =============    ===============    ===============
INVESTOR A SHARES:
  Sold..................................................  $   110,874,778    $  87,140,427    $ 4,691,456,183    $ 3,809,109,741
  Issued as reinvestment of dividends...................        1,153,566        1,257,952         68,507,970         51,501,048
  Redeemed..............................................     (106,939,112)    (118,425,956)    (4,210,795,029)    (3,802,378,541)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase/(decrease)...............................  $     5,089,232    $ (30,027,577)   $   549,169,124    $    58,232,248
                                                          ===============    =============    ===============    ===============
INVESTOR B SHARES:
  Sold..................................................  $   362,572,100    $ 259,954,369    $ 4,419,706,688    $ 1,472,078,943
  Issued in exchange for Administration Shares of Pilot
    Short-Term Diversified Assets
    Fund (Note 8).......................................               --               --        239,008,251                 --
  Issued as reinvestment of dividends...................        1,792,687        1,641,684         28,891,561         13,460,877
  Redeemed..............................................     (315,046,816)    (296,466,137)    (4,224,135,026)    (1,463,171,041)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase/(decrease)...............................  $    49,317,971    $ (34,870,084)   $   463,471,474    $    22,368,779
                                                          ===============    =============    ===============    ===============
INVESTOR C SHARES:
  Sold..................................................  $     6,191,345    $   6,143,189    $   232,101,957    $   244,058,874
  Issued as reinvestment of dividends...................          148,505           97,541          4,454,322          4,008,416
  Redeemed..............................................       (5,112,781)      (5,829,293)      (234,077,274)      (229,209,603)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase..........................................  $     1,227,069    $     411,437    $     2,479,005    $    18,857,687
                                                          ===============    =============    ===============    ===============
DAILY SHARES:
  Sold..................................................  $   119,962,209    $  14,994,192    $   611,272,891    $    12,949,550
  Issued in exchange for Investor Shares of
    Pilot Short-Term Diversified Assets
    Fund (Note 8).......................................               --               --         75,676,121                 --
  Issued as reinvestment of dividends...................          324,125           22,229          3,483,214             47,920
  Redeemed..............................................     (121,579,075)      (7,157,510)      (606,451,822)        (4,027,111)
                                                          ---------------    -------------    ---------------    ---------------
  Net increase/(decrease)...............................  $    (1,292,741)   $   7,858,911    $    83,980,404    $     8,970,359
                                                          ===============    =============    ===============    ===============
Total net increase/(decrease)...........................  $   (45,195,411)   $(106,131,852)   $ 1,241,743,864    $   257,360,436
                                                          ===============    =============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
    35

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                              NET ASSET                      DIVIDENDS           TOTAL
                                                                VALUE           NET           FROM NET         DIVIDENDS
                                                              BEGINNING      INVESTMENT      INVESTMENT           AND
                                                               OF YEAR         INCOME          INCOME        DISTRIBUTIONS
                                                              ------------------------------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0345         $(0.0345)        $(0.0345)
Year ended 03/31/1997.......................................     1.00          0.0324          (0.0324)         (0.0324)
Period ended 03/31/1996(a)..................................     1.00          0.0112          (0.0112)         (0.0112)
Year ended 11/30/1995.......................................     1.00          0.0361          (0.0361)         (0.0361)
Year ended 11/30/1994.......................................     1.00          0.0257          (0.0257)         (0.0257)
Year ended 11/30/1993.......................................     1.00          0.0223          (0.0223)         (0.0223)
Year ended 11/30/1992.......................................     1.00          0.0267          (0.0267)         (0.0267)
Year ended 11/30/1991.......................................     1.00          0.0422          (0.0422)         (0.0422)
Year ended 11/30/1990.......................................     1.00          0.0550          (0.0550)         (0.0550)
Year ended 11/30/1989.......................................     1.00          0.0600          (0.0600)         (0.0600)
Period ended 11/30/1988*....................................     1.00          0.0350          (0.0350)         (0.0350)
PRIMARY B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0320         $(0.0320)        $(0.0320)
Year ended 03/31/1997.......................................     1.00          0.0300          (0.0300)         (0.0300)
Period ended 03/31/1996(a)..................................     1.00          0.0104          (0.0104)         (0.0104)
Year ended 11/30/1995.......................................     1.00          0.0335          (0.0335)         (0.0335)
Period ended 11/30/1994*....................................     1.00          0.0116          (0.0116)         (0.0116)
INVESTOR A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0316         $(0.0316)        $(0.0316)
Year ended 03/31/1997.......................................     1.00          0.0300          (0.0300)         (0.0300)
Period ended 03/31/1996(a)..................................     1.00          0.0104          (0.0104)         (0.0104)
Year ended 11/30/1995.......................................     1.00          0.0335          (0.0335)         (0.0335)
Year ended 11/30/1994.......................................     1.00          0.0231          (0.0231)         (0.0231)
Year ended 11/30/1993.......................................     1.00          0.0198          (0.0198)         (0.0198)
Year ended 11/30/1992.......................................     1.00          0.0266          (0.0266)         (0.0266)
Period ended 11/30/1991*....................................     1.00          0.0422          (0.0422)         (0.0422)
INVESTOR B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0325         $(0.0325)        $(0.0325)
Year ended 03/31/1997.......................................     1.00          0.0307          (0.0307)         (0.0307)
Period ended 03/31/1996(a)..................................     1.00          0.0106          (0.0106)         (0.0106)
Year ended 11/30/1995.......................................     1.00          0.0342          (0.0342)         (0.0342)
Period ended 11/30/1994*....................................     1.00          0.0141          (0.0141)         (0.0141)
INVESTOR C SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0323         $(0.0323)        $(0.0323)
Year ended 03/31/1997.......................................     1.00          0.0311          (0.0311)         (0.0311)
Period ended 03/31/1996(a)..................................     1.00          0.0107          (0.0107)         (0.0107)
Year ended 11/30/1995.......................................     1.00          0.0346          (0.0346)         (0.0346)
Period ended 11/30/1994*....................................     1.00          0.0203          (0.0203)         (0.0203)
DAILY SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0295         $(0.0295)        $(0.0295)
Year ended 03/31/1997.......................................     1.00          0.0270          (0.0270)         (0.0270)
Period ended 03/31/1996(a)..................................     1.00          0.0090          (0.0090)         (0.0090)
Period ended 11/30/1995*....................................     1.00          0.0243          (0.0243)         (0.0243)

---------------

  *  Tax Exempt's Primary A, Primary B, Investor A, Investor B,
     Investor C and Daily Shares commenced operations on March
     14, 1988, June 16, 1994, April 5, 1991, May 17, 1994, March
     7, 1994 and February 10, 1995, respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       WITHOUT WAIVERS AND/OR
                                                                       EXPENSE REIMBURSEMENTS
                                                                       ----------------------
                                         RATIO OF        RATIO OF             RATIO OF
    NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT         OPERATING
      VALUE                  END OF     EXPENSES TO     INCOME TO           EXPENSES TO
     END OF      TOTAL        YEAR        AVERAGE        AVERAGE              AVERAGE
      YEAR      RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS           NET ASSETS
---------------------------------------------------------------------------------------------
      $1.00     3.48%      $2,001,083      0.30%           3.43%                0.56%
       1.00     3.29       1,184,313       0.30            3.25                 0.55
       1.00     1.12       1,078,764       0.30+           3.35+                0.58+
       1.00     3.68         905,125       0.30            3.62                 0.57
       1.00     2.60         820,677       0.27            2.59                 0.59
       1.00     2.27         701,403       0.23            2.23                 0.59
       1.00     2.70+++      329,265       0.40            2.65                 0.57
       1.00     4.31+++      168,829       0.42            4.23                 0.60
       1.00     5.63+++      173,834       0.40            5.51                 0.75
       1.00     6.17+++      145,109       0.40            6.00                 0.74
       1.00     3.55+++      143,245       0.40+           4.97+                0.75+

      $1.00     3.22%      $   8,726       0.55%           3.18%                0.81%
       1.00     3.04          13,151       0.55            3.00                 0.80
       1.00     1.04           9,370       0.55+           3.10+                0.83+
       1.00     3.39          11,666       0.55            3.37                 0.82
       1.00     1.17          18,207       0.52+           2.34+                0.84+

      $1.00     3.20%      $ 171,785       0.58%           3.15%                0.84%
       1.00     3.04         145,337       0.55            3.00                 0.80
       1.00     1.04         128,414       0.55+           3.10+                0.83+
       1.00     3.40         126,207       0.55            3.37                 0.82
       1.00     2.36         151,714       0.52            2.34                 0.84
       1.00     2.00         119,552       0.48            1.98                 0.84
       1.00     2.68+++       80,158       0.55            2.50                 0.72
       1.00     4.30+++        1,690       0.42+           4.23+                0.60+

      $1.00     3.30%      $ 249,819       0.50%           3.23%                0.76%
       1.00     3.11         228,601       0.50            3.05                 0.75
       1.00     1.06         132,914       0.50+           3.15+                0.78+
       1.00     3.47          86,374       0.50            3.42                 0.77
       1.00     1.43               3       0.47+           2.39+                0.79+

      $1.00     3.26%      $  67,511       0.48%           3.25%                0.74%
       1.00     3.15          62,761       0.45            3.10                 0.70
       1.00     1.07          66,743       0.45+           3.20+                0.73+
       1.00     3.52          41,409       0.45            3.47                 0.72
       1.00     2.05          25,704       0.42+           2.44+                0.74+

      $1.00     2.98%      $  12,541       0.80%           2.93%                1.06%
       1.00     2.73           2,334       0.80            2.75                 1.05
       1.00     0.91               2       0.69+           2.96+                0.97+
       1.00     2.61               2       0.45+           3.47+                0.72+

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                              NET ASSET                      DIVIDENDS           TOTAL
                                                                VALUE           NET           FROM NET         DIVIDENDS
                                                              BEGINNING      INVESTMENT      INVESTMENT           AND
                                                               OF YEAR         INCOME          INCOME        DISTRIBUTIONS
                                                              ------------------------------------------------------------
TREASURY
PRIMARY A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0531         $(0.0531)        $(0.0531)
Year ended 03/31/1997.......................................     1.00          0.0509          (0.0509)         (0.0509)
Period ended 03/31/1996(a)..................................     1.00          0.0458          (0.0458)#        (0.0458)
Year ended 05/31/1995.......................................     1.00          0.0494          (0.0494)#        (0.0494)
Year ended 05/31/1994.......................................     1.00          0.0297          (0.0297)         (0.0297)
Year ended 05/31/1993.......................................     1.00          0.0307          (0.0307)         (0.0307)
Year ended 05/31/1992.......................................     1.00          0.0483          (0.0483)         (0.0483)
Year ended 05/31/1991.......................................     1.00          0.0721          (0.0721)         (0.0721)
Year ended 05/31/1990.......................................     1.00          0.0829          (0.0829)         (0.0829)
Year ended 05/31/1989.......................................     1.00          0.0802          (0.0802)         (0.0802)
Year ended 05/31/1988.......................................     1.00          0.0630          (0.0630)         (0.0630)
PRIMARY B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0506         $(0.0506)        $(0.0506)
Year ended 03/31/1997.......................................     1.00          0.0484          (0.0484)         (0.0484)
Period ended 03/31/1996(a)..................................     1.00          0.0437          (0.0437)#        (0.0437)
Period ended 05/31/1995*....................................     1.00          0.0449          (0.0449)#        (0.0449)
INVESTOR A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0496         $(0.0496)        $(0.0496)
Year ended 03/31/1997.......................................     1.00          0.0474          (0.0474)         (0.0474)
Period ended 03/31/1996(a)..................................     1.00          0.0429          (0.0429)#        (0.0429)
Year ended 05/31/1995.......................................     1.00          0.0457          (0.0457)#        (0.0457)
Year ended 05/31/1994.......................................     1.00          0.0262          (0.0262)         (0.0262)
Year ended 05/31/1993.......................................     1.00          0.0272          (0.0272)         (0.0272)
Year ended 05/31/1992.......................................     1.00          0.0448          (0.0448)         (0.0448)
Period ended 05/31/1991*....................................     1.00          0.0592          (0.0592)         (0.0592)
INVESTOR B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0506         $(0.0506)        $(0.0506)
Year ended 03/31/1997.......................................     1.00          0.0484          (0.0484)         (0.0484)
Period ended 03/31/1996(a)..................................     1.00          0.0437          (0.0437)#        (0.0437)
Year ended 05/31/1995.......................................     1.00          0.0468          (0.0468)#        (0.0468)
Period ended 05/31/1994*....................................     1.00          0.0015          (0.0015)         (0.0015)
INVESTOR C SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0506         $(0.0506)        $(0.0506)
Year ended 03/31/1997.......................................     1.00          0.0484          (0.0484)         (0.0484)
Period ended 03/31/1996(a)..................................     1.00          0.0437          (0.0437)#        (0.0437)
Year ended 05/31/1995.......................................     1.00          0.0468          (0.0468)#        (0.0468)
Period ended 05/31/1994*....................................     1.00          0.0019          (0.0019)         (0.0019)
DAILY SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0481         $(0.0481)        $(0.0481)
Year ended 03/31/1997.......................................     1.00          0.0455          (0.0455)         (0.0455)
Period ended 03/31/1996(a)..................................     1.00          0.0404          (0.0404)         (0.0404)
Period ended 05/31/1995*....................................     1.00          0.0167          (0.0167)         (0.0167)

---------------

  *  Treasury's Primary B, Investor A, Investor B, Investor C and
     Daily Shares commenced operations on June 16, 1994, July 16,
     1990, May 16, 1994, May 11, 1994 and February 9, 1995,
     respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Amount includes distributions from net realized gains of less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       WITHOUT WAIVERS AND/OR
                                                                       EXPENSE REIMBURSEMENTS
                                                                       ----------------------
                                         RATIO OF        RATIO OF             RATIO OF
    NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT         OPERATING
      VALUE                  END OF     EXPENSES TO     INCOME TO           EXPENSES TO
     END OF      TOTAL        YEAR        AVERAGE        AVERAGE              AVERAGE
      YEAR      RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS           NET ASSETS
---------------------------------------------------------------------------------------------
       1.00       5.43%    $ 615,185       0.30%           5.31%                0.35%
       1.00       5.22     1,345,585       0.30            5.09                 0.35
       1.00       4.67       821,030       0.30+           5.52+                0.37+
       1.00       5.05     2,896,868       0.30            4.99                 0.35
       1.00       2.99     2,679,992       0.30            2.97                 0.36
       1.00       3.12     2,956,796       0.30            3.02                 0.36
       1.00       4.95+++  1,094,741       0.29            4.82                 0.42
       1.00       7.46+++    955,186       0.25            7.04                 0.43
       1.00       8.61+++    392,843       0.25            8.18                 0.59+++
       1.00       8.33+++     90,946       0.39            7.93                 0.58+++
       1.00       6.49+++    111,414       0.38            6.31                 0.65+++

       1.00       5.18%    $  11,764       0.55%           5.06%                0.60%
       1.00       4.96        55,170       0.55            4.84                 0.60
       1.00       4.46        47,488       0.55+           5.27+                0.62+
       1.00       4.56        56,815       0.55+           4.74+                0.60+

       1.00       5.06%    $1,361,214      0.65%           4.96%                0.70%
       1.00       4.85       719,199       0.65            4.74                 0.70
       1.00       4.36        89,584       0.65            5.17                 0.72+
       1.00       4.65       107,475       0.67            4.62                 0.72
       1.00       2.67        74,195       0.65            2.62                 0.71
       1.00       2.77       105,828       0.65            2.67                 0.71
       1.00       4.57+++     90,917       0.64            4.47                 0.76
       1.00       6.98+++     37,265       0.61+           6.53+                0.83+

       1.00       5.18%    $ 546,833       0.55%           5.06%                0.60%
       1.00       4.96       973,297       0.55            4.84                 0.60
       1.00       4.46     1,525,048       0.55+           5.27+                0.62+
       1.00       4.76        52,564       0.56            4.73                 0.61
       1.00       0.14             2       0.55+           2.72+                0.61+

       1.00       5.18%    $   8,295       0.55%           5.06%                0.60%
       1.00       4.96        13,868       0.55            4.84                 0.60
       1.00       4.46         8,783       0.55+           5.27+                0.62+
       1.00       4.76         6,373       0.56            4.73                 0.61
       1.00       0.19           191       0.55+           2.72+                0.61+

       1.00       4.92%    $ 178,284       0.80%           4.81%                0.85%
       1.00       4.66        16,323       0.80            4.59                 0.85
       1.00       4.09             2       0.64+           5.18+                0.71+
       1.00       1.67             2       0.55+           4.74+                0.60+

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                              NET ASSET                  DIVIDENDS         TOTAL
                                                                VALUE         NET         FROM NET       DIVIDENDS
                                                              BEGINNING    INVESTMENT    INVESTMENT         AND
                                                               OF YEAR       INCOME        INCOME      DISTRIBUTIONS
                                                              ------------------------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0524       $(0.0524)      $(0.0524)
Year ended 03/31/1997.......................................     1.00        0.0503        (0.0503)       (0.0503)
Period ended 03/31/1996(a)..................................     1.00        0.0173        (0.0173)       (0.0173)
Year ended 11/30/1995.......................................     1.00        0.0558        (0.0558)       (0.0558)
Year ended 11/30/1994.......................................     1.00        0.0375        (0.0375)#      (0.0375)
Year ended 11/30/1993.......................................     1.00        0.0294        (0.0294)       (0.0294)
Year ended 11/30/1992.......................................     1.00        0.0358        (0.0358)       (0.0358)
Period ended 11/30/1991*....................................     1.00        0.0571        (0.0571)       (0.0571)
PRIMARY B SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0499       $(0.0499)      $(0.0499)
Year ended 03/31/1997.......................................     1.00        0.0478        (0.0478)       (0.0478)
Period ended 03/31/1996(a)..................................     1.00        0.0165        (0.0165)       (0.0165)
Year ended 11/30/1995.......................................     1.00        0.0533        (0.0533)       (0.0533)
Period ended 11/30/1994*....................................     1.00        0.0200        (0.0200)#      (0.0200)
INVESTOR A SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0489       $(0.0489)      $(0.0489)
Year ended 03/31/1997.......................................     1.00        0.0468        (0.0468)       (0.0468)
Period ended 03/31/1996(a)..................................     1.00        0.0162        (0.0162)       (0.0162)
Year ended 11/30/1995.......................................     1.00        0.0522        (0.0522)       (0.0522)
Year ended 11/30/1994.......................................     1.00        0.0340        (0.0340)#      (0.0340)
Year ended 11/30/1993.......................................     1.00        0.0256        (0.0256)       (0.0256)
Year ended 11/30/1992.......................................     1.00        0.0358        (0.0358)       (0.0358)
Period ended 11/30/1991*....................................     1.00        0.0571        (0.0571)       (0.0571)
INVESTOR B SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0499       $(0.0499)      $(0.0499)
Year ended 03/31/1997.......................................     1.00        0.0478        (0.0478)       (0.0478)
Period ended 03/31/1996(a)..................................     1.00        0.0165        (0.0165)       (0.0165)
Year ended 11/30/1995.......................................     1.00        0.0532        (0.0532)       (0.0532)
Period ended 11/30/1994*....................................     1.00        0.0222        (0.0222)#      (0.0222)
INVESTOR C SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0499       $(0.0499)      $(0.0499)
Year ended 03/31/1997.......................................     1.00        0.0478        (0.0478)       (0.0478)
Period ended 03/31/1996(a)..................................     1.00        0.0165        (0.0165)       (0.0165)
Year ended 11/30/1995.......................................     1.00        0.0532        (0.0532)       (0.0532)
Period ended 11/30/1994*....................................     1.00        0.0290        (0.0290)#      (0.0290)
DAILY SHARES
Year ended 03/31/1998.......................................    $1.00       $0.0474       $(0.0474)      $(0.0474)
Year ended 03/31/1997.......................................     1.00        0.0453        (0.0453)       (0.0453)
Period ended 03/31/1996(a)..................................     1.00        0.0157        (0.0157)       (0.0157)
Period ended 11/30/1995*....................................     1.00        0.0418        (0.0418)       (0.0418)

---------------

  *  Government Money Market's Primary A, Primary B, Investor A,
     Investor B, Investor C and Daily Shares commenced operations on December 3, 1990, June 16, 1994, February 11, 1991, May
     17, 1994, March 21, 1994 and February 10, 1995,
     respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Amount includes distributions from net realized gains of less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       WITHOUT WAIVERS AND/OR
                                                                       EXPENSE REIMBURSEMENTS
                                                                       ----------------------
                                         RATIO OF        RATIO OF             RATIO OF
    NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT         OPERATING
      VALUE                  END OF     EXPENSES TO     INCOME TO           EXPENSES TO
     END OF      TOTAL        YEAR        AVERAGE        AVERAGE              AVERAGE
      YEAR      RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS           NET ASSETS
---------------------------------------------------------------------------------------------
      $1.00       5.39%     $217,506       0.30%           5.25%                0.59%
       1.00       5.18       299,394       0.30            5.03                 0.57
       1.00       1.74       336,771       0.30+           5.20+               0.59+
       1.00       5.72       332,895       0.30            5.58                 0.57
       1.00       3.84       432,729       0.30            3.79                 0.59
       1.00       2.96       475,180       0.30            2.91                 0.56
       1.00       3.63+++    414,412       0.42            3.55                 0.58
       1.00       5.87+++    333,979       0.43+           5.49+               0.62+

      $1.00       5.12%     $  1,812       0.55%           5.00%                0.84%
       1.00       4.93        19,450       0.55            4.78                 0.82
       1.00       1.66        31,581       0.55+           4.95+               0.84+
       1.00       5.45        27,122       0.55            5.33                 0.82
       1.00       2.02        72,747       0.55+           3.54+               0.84+

      $1.00       5.01%     $ 23,806       0.65%           4.90%                0.94%
       1.00       4.80        18,717       0.65            4.68                 0.92
       1.00       1.62        48,742       0.65+           4.85+               0.94+
       1.00       5.34        26,175       0.65            5.23                 0.92
       1.00       3.45        20,173       0.65            3.44                 0.94
       1.00       2.60        10,499       0.61            2.60                 0.87
       1.00       3.63+++     13,851       0.42            3.55                 0.58
       1.00       5.86+++      8,949       0.43+           5.49+               0.62+

      $1.00       5.12%     $ 77,060       0.55%           5.00%                0.84%
       1.00       4.93        27,750       0.55            4.78                 0.82
       1.00       1.66        62,617       0.55+           4.95+               0.84+
       1.00       5.45        27,079       0.55            5.33                 0.82
       1.00       2.24        11,955       0.55+           3.54+               0.84+

      $1.00       5.12%     $  3,369       0.55%           5.00%                0.84%
       1.00       4.93         2,142       0.55            4.78                 0.82
       1.00       1.66         1,731       0.55+           4.95+               0.84+
       1.00       5.44         4,414       0.55            5.33                 0.82
       1.00       2.94           476       0.55+           3.54+               0.84+

      $1.00       4.85%     $  6,567       0.80%           4.75%                1.09%
       1.00       4.63         7,860       0.80            4.53                 1.07
       1.00       1.58             2       0.71+           4.79+               1.00+
       1.00       4.38             2       0.55+           5.33+               0.82+

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                              NET ASSET                      DIVIDENDS           TOTAL
                                                                VALUE           NET           FROM NET         DIVIDENDS
                                                              BEGINNING      INVESTMENT      INVESTMENT           AND
                                                               OF YEAR         INCOME          INCOME        DISTRIBUTIONS
                                                              ------------------------------------------------------------
PRIME
PRIMARY A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0547         $(0.0547)        $(0.0547)
Year ended 03/31/1997.......................................     1.00          0.0520          (0.0520)         (0.0520)
Period ended 03/31/1996(a)..................................     1.00          0.0468          (0.0468)         (0.0468)
Year ended 05/31/1995.......................................     1.00          0.0519          (0.0519)         (0.0519)
Year ended 05/31/1994.......................................     1.00          0.0318          (0.0318)         (0.0318)
Year ended 05/31/1993.......................................     1.00          0.0328          (0.0328)         (0.0328)
Year ended 05/31/1992.......................................     1.00          0.0506          (0.0506)         (0.0506)
Year ended 05/31/1991.......................................     1.00          0.0749          (0.0749)         (0.0749)
Year ended 05/31/1990.......................................     1.00          0.0855          (0.0855)         (0.0855)
Year ended 05/31/1989.......................................     1.00          0.0839          (0.0839)         (0.0839)
Year ended 05/31/1988.......................................     1.00          0.0675          (0.0675)         (0.0675)
PRIMARY B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0522         $(0.0522)        $(0.0522)
Year ended 03/31/1997.......................................     1.00          0.0495          (0.0495)         (0.0495)
Period ended 03/31/1996(a)..................................     1.00          0.0447          (0.0447)         (0.0447)
Period ended 05/31/1995*....................................     1.00          0.0474          (0.0474)         (0.0474)
INVESTOR A SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0512         $(0.0512)        $(0.0512)
Year ended 03/31/1997.......................................     1.00          0.0485          (0.0485)         (0.0485)
Period ended 03/31/1996(a)..................................     1.00          0.0438          (0.0438)         (0.0438)
Year ended 05/31/1995.......................................     1.00          0.0475          (0.0475)         (0.0475)
Year ended 05/31/1994.......................................     1.00          0.0283          (0.0283)         (0.0283)
Year ended 05/31/1993.......................................     1.00          0.0293          (0.0293)         (0.0293)
Year ended 05/31/1992.......................................     1.00          0.0470          (0.0470)         (0.0470)
Period ended 05/31/1991*....................................     1.00          0.0617          (0.0617)         (0.0617)
INVESTOR B SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0522         $(0.0522)        $(0.0522)
Year ended 03/31/1997.......................................     1.00          0.0495          (0.0495)         (0.0495)
Period ended 03/31/1996(a)..................................     1.00          0.0447          (0.0447)         (0.0447)
Year ended 05/31/1995.......................................     1.00          0.0493          (0.0493)         (0.0493)
Period ended 05/31/1994*....................................     1.00          0.0015          (0.0015)         (0.0015)
INVESTOR C SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0522         $(0.0522)        $(0.0522)
Year ended 03/31/1997.......................................     1.00          0.0495          (0.0495)         (0.0495)
Period ended 03/31/1996(a)..................................     1.00          0.0447          (0.0447)         (0.0447)
Year ended 05/31/1995.......................................     1.00          0.0493          (0.0493)         (0.0493)
Period ended 05/31/1994*....................................     1.00          0.0155          (0.0155)         (0.0155)
DAILY SHARES
Year ended 03/31/1998.......................................    $1.00         $0.0497         $(0.0497)        $(0.0497)
Year ended 03/31/1997.......................................     1.00          0.0470          (0.0470)         (0.0470)
Period ended 03/31/1996(a)..................................     1.00          0.0439          (0.0439)         (0.0439)
Period ended 05/31/1995*....................................     1.00          0.0173          (0.0173)         (0.0173)

---------------

  *  Prime's Primary B, Investor A, Investor B, Investor C and
     Daily Shares commenced operations on June 16, 1994, July 16,
     1990, May 11, 1994, November 26, 1993 and February 9, 1995,
     respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       WITHOUT WAIVERS AND/OR
                                                                       EXPENSE REIMBURSEMENTS
                                                                       ----------------------
                                         RATIO OF        RATIO OF             RATIO OF
    NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT         OPERATING
      VALUE                  END OF     EXPENSES TO     INCOME TO           EXPENSES TO
     END OF      TOTAL        YEAR        AVERAGE        AVERAGE              AVERAGE
      YEAR      RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS           NET ASSETS
---------------------------------------------------------------------------------------------
      $1.00        5.61%   $2,852,555      0.30%           5.48%                0.35%
       1.00        5.34    2,533,688       0.30            5.21                 0.35
       1.00        4.79    2,472,469       0.30+           5.62+                0.37+
       1.00        5.32    2,873,096       0.30            5.23                 0.38
       1.00        3.22    2,883,762       0.30            3.20                 0.37
       1.00        3.33    1,156,266       0.30            3.25                 0.36
       1.00        5.19+++   500,476       0.30            5.03                 0.42
       1.00        7.75+++   574,993       0.30            7.47                 0.44
       1.00        8.88+++   433,298       0.32            8.43                 0.50+++
       1.00        8.71+++   115,295       0.35            8.11                 0.55+++
       1.00        6.94+++   264,063       0.36            6.73                 0.56+++

      $1.00        5.34%   $   8,132       0.55%           5.23%                0.60%
       1.00        5.05      184,021       0.55            4.96                 0.60
       1.00        4.57       96,305       0.55+           5.37+                0.62+
       1.00        4.84      126,120       0.55+           4.98+                0.63+

      $1.00        5.24%   $1,706,692      0.65%           5.13%                0.70%
       1.00        4.96    1,157,724       0.65            4.86                 0.70
       1.00        4.48    1,099,490       0.65+           5.27+                0.72+
       1.00        4.85      698,358       0.75            4.78                 0.83
       1.00        2.86      511,833       0.65            2.85                 0.72
       1.00        2.97      306,376       0.65            2.90                 0.71
       1.00        4.81+++   281,101       0.65            4.67                 0.77
       1.00        7.31+++   144,202       0.65+           6.69+                0.79+

      $1.00        5.34%   $ 844,368       0.55%           5.23%                0.60%
       1.00        5.05      381,015       0.55            4.96                 0.60
       1.00        4.57      358,646       0.55+           5.37+                0.62+
       1.00        5.03      216,973       0.56            4.97                 0.64
       1.00        0.15            2       0.55+           2.95+                0.62+

      $1.00        5.34%   $  96,149       0.55%           5.23%                0.60%
       1.00        5.05       93,678       0.55            4.96                 0.60
       1.00        4.57       74,822       0.55+           5.37+                0.62+
       1.00        5.03       53,451       0.56            4.97                 0.64
       1.00        1.58        1,481       0.55+           2.95+                0.62+

      $1.00        5.08%   $  92,974       0.80%           4.98%                0.85%
       1.00        4.80        9,010       0.80            4.71                 0.85
       1.00        4.49           40       0.67+           5.25+                0.74+
       1.00        1.74            2       0.55+           4.98+                0.63+

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 1998, the Trust offered thirty-seven separate portfolios and the Company offered nine separate portfolios. Information presented in these financial statements pertains only to the money market portfolios of the Trust and the Company (each a "Fund" and collectively, the "Funds"). The financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. Each class of shares of a Fund has identical voting rights (except shareholders of a class have exclusive voting rights on matters that relate solely to that class), dividend, liquidation and other rights, except each class bears different shareholder servicing and distribution plan fees.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment adviser under the supervision of the Board of Trustees/Directors.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser acting under the supervision of the Board of Trustees/Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser and sub-adviser have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Schedule of Investments.

At March 31, 1998, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Maturity Amount.......................    $476,298,000
Maturity Date.........................        07/01/98
Market Value of Assets Sold Under
  Agreements..........................    $470,607,821

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The average daily balance of reverse repurchase agreements outstanding by the Treasury Fund during the year ended March 31, 1998 was $514,691,170.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended March 31, 1998, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $762,124 and have been included in interest income in the Statement of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. Reclassifications for the year ended March 31, 1998 were as follows:

                                                   INCREASE (DECREASE)
                             INCREASE (DECREASE)     ACCUMULATED NET
                               PAID-IN CAPITAL        REALIZED LOSS
                             -----------------------------------------
Prime......................       (206,093)              206,093
Treasury...................          6,018                (6,018)
Tax Exempt.................          2,268                (2,268)

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A., ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, NBAI is entitled to receive a fee which is calculated daily and paid monthly based on the average daily net assets as follows: (i) Government Money Market and Tax Exempt at the annual rate of 0.40% and (ii) Prime and Treasury at the annual rate of 0.25% on combined net assets up to $250 million and 0.20% on combined net assets exceeding $250 million.

Each of the Trust and the Company has, on behalf of its Funds, entered into a sub-advisory agreement with

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Funds. Effective November 17, 1997, NBAI became the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement with Stephens. Prior to that date, NationsBank served as sub-administrator. For the year ended March 31, 1998, Stephens earned $8,321,522, net of fee waivers, from the Funds for its administration services, of which $770,061 and $370,754 was paid to NationsBank and NBAI, respectively, for their services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, reduce their fees payable by each Fund. For the year ended March 31, 1998, fees waived were as follows:

                                      FEES WAIVED     FEES WAIVED
                                      BY ADVISER    BY ADMINISTRATOR
                                      ------------------------------
Tax Exempt..........................  $5,239,935       $  436,123
Treasury............................     843,672          664,082
Government Money Market.............     954,231           71,128
Prime...............................   1,588,170        1,110,297

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's and the Company's assets for the year ended March 31, 1998, and earned $26,621 for providing such services. The Bank of New York ("BONY") has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY serves as sub-custodian for the Funds. For the year ended March 31, 1998, expenses of the Funds were reduced by $18,349 under expense offset arrangements with BONY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary Shares of the Funds for the year ended March 31, 1998, and earned approximately $21,032 for providing such services. Stephens also serves as distributor of the Funds' shares.

The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank N.A. has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each have adopted shareholder servicing plans and distribution plans for the Primary B, Investor B, Investor C and Daily Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At March 31, 1998, the actual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                             ACTUAL RATE   PLAN LIMIT
                                             ------------------------
Primary B, Investor A, Investor C and Daily
 Shareholder Servicing Plans*..............     0.25%        0.25%
Investor B Shareholder Servicing Plan
 Prime, Treasury, Government Money
   Market..................................     0.25%        0.25%
   Tax Exempt..............................     0.20%        0.25%
Investor A Distribution Plan**.............     0.10%        0.10%
Investor B Distribution Plan...............     0.00%        0.10%
Daily Distribution Plan....................     0.25%        0.45%

 * The Investor C Shareholder Servicing Plan reflects a rate change from 0.15% effective August 1, 1997 for the Tax Exempt Fund.

** Reflects a rate change from 0.00% effective August 1, 1997 for the Tax Exempt
   Fund.

4.  SHARES OF BENEFICIAL INTEREST

At March 31, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5.  RESTRICTED SECURITIES

The following securities of the Prime and Treasury Funds are illiquid and restricted as to resale and, accordingly, are valued at fair market value in good faith by or under the direction of the Trust's Board of Trustees or the Company's Board of Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

PRIME

                                                                            VALUE         FAIR        PERCENTAGE      HISTORICAL
                                               ACQUISITION    PAR VALUE    PER UNIT      VALUE       OF NET ASSETS       COST
                  SECURITY                        DATE         3/31/98     3/31/98      3/31/98         3/31/98        3/31/98
---------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  5.792% 06/29/98#...........................   11/01/97     $25,000,000    $1.00     $ 25,000,000        0.4%       $ 25,000,000
  5.792% 06/29/98#...........................   12/01/97      25,000,000     1.00       25,000,000        0.4          25,000,000
Anchor National Life Insurance Company,
  5.920% 06/29/98#...........................   05/16/97      50,000,000     1.00       50,000,000        0.9          50,000,000
  5.873% 06/29/98#...........................   12/01/97      25,000,000     1.00       25,000,000        0.4          25,000,000
Commonwealth Life Insurance Company, Inc.:
  5.910% 04/01/98+++.........................   02/05/98      50,000,000     1.00       50,000,000        0.9          50,000,000
  5.850% 09/28/98#...........................   12/01/97      62,000,000     1.00       62,000,000        1.1          62,000,000
  5.850% 09/28/98#...........................   02/02/98      10,000,000     1.00       10,000,000        0.3          10,000,000
First Allmerica Financial Life Insurance
  Company
  5.700% 06/29/98#...........................   11/24/97      50,000,000     1.00       50,000,000        0.9          50,000,000
Life Insurance Company of Georgia,
  5.912% 09/28/98#...........................   01/01/98      60,000,000     1.00       60,000,000        1.1          60,000,000
Peoples Security Life Insurance Company:
  5.850% 04/01/98+++.........................   12/04/97      20,000,000     1.00       20,000,000        0.4          20,000,000
  5.940% 09/28/98#...........................   01/05/98      20,000,000     1.00       20,000,000        0.4          20,000,000
Sun Life Insurance Company of America,
  5.903% 09/28/98#...........................   10/01/97      50,000,000     1.00       50,000,000        0.9          50,000,000
Travelers Life Insurance Company:
  5.722% 04/01/98+++.........................   02/03/98      25,000,000     1.00       25,000,000        0.4          25,000,000
  5.672% 05/01/98+++.........................   07/31/97      25,000,000     1.00       25,000,000        0.4          25,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $497,000,000        8.9%       $497,000,000
---------------------------------------------------------------------------------------------------------------------------------

#  Put Date
+++ Reset Date

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

TREASURY

                                                                            VALUE         FAIR        PERCENTAGE      HISTORICAL
                                              ACQUISITION    PAR VALUE     PER UNIT      VALUE       OF NET ASSETS       COST
                  SECURITY                       DATE         3/31/98      3/31/98      3/31/98         3/31/98        3/31/98
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Morgan Stanley
  Group, Inc.,
  6.100% 04/09/98...........................   03/10/98     $130,000,000    $1.00     $130,000,000        4.8%       $130,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $130,000,000        4.8%       $130,000,000
---------------------------------------------------------------------------------------------------------------------------------

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities of the Prime Fund are restricted as to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value with seven calendar days notice.

                                                                          VALUE PER       FAIR        PERCENTAGE      HISTORICAL
                                              ACQUISITION    PAR VALUE      UNIT         VALUE       OF NET ASSETS       COST
                  SECURITY                       DATE         3/31/98      3/31/98      3/31/98         3/31/98        3/31/98
---------------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Company,
  5.830% 04/07/98#..........................  02/06/98      $50,000,000     $1.00     $ 50,000,000        0.9%       $ 50,000,000
  5.830% 04/07/98#..........................  05/16/97       50,000,000      1.00       50,000,000        0.9          50,000,000
Life Insurance Company of Virginia:
  5.595% 04/07/98#..........................  09/02/97       50,000,000      1.00       50,000,000        0.9          50,000,000
  5.595% 04/07/98#..........................  02/01/98       25,000,000      1.00       25,000,000        0.4          25,000,000
  5.595% 04/07/98#..........................  03/01/98       25,000,000      1.00       25,000,000        0.4          25,000,000
New York Life Insurance Company
  5.792% 04/07/98#..........................  11/17/97       50,000,000      1.00       50,000,000        0.9          50,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $250,000,000        4.4%       $250,000,000
---------------------------------------------------------------------------------------------------------------------------------

# Put Date

6.  LINE OF CREDIT

The Trust and the Company participate in an uncommitted line of credit provided by BONY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the year ended March 31, 1998, borrowings by the Funds were as follows:

                            AVERAGE                        AVERAGE
                            AMOUNT          AVERAGE         DEBT
FUND                      OUTSTANDING       SHARES        PER SHARE
-------------------------------------------------------------------
Prime...................   $ 48,932      5,455,955,014    $0.00(a)
Tax Exempt..............    567,452      2,142,959,878     0.00(a)

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 1998, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                            1999      2001      2002       2003      2004       2005      2006
                                          ----------------------------------------------------------------------
Prime...................................  $203,217     --        --      $131,029   $35,477   $407,118   $23,040
Government Money Market.................     --        --        --        66,277     1,658      --        --
Treasury................................     --        --      $16,305     26,323    94,877     30,612    13,748
Tax Exempt..............................     --      $23,264    16,054     43,995     --         1,480     1,686

8.  REORGANIZATIONS

On September 27, 1996, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Peachtree Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to agreements and plans of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                                           TOTAL NET ASSETS OF
   ACQUIRING                       ACQUIRED                    TOTAL NET ASSETS OF   TOTAL NET ASSETS OF   ACQUIRING FUND AFTER
      FUND                           FUND                         ACQUIRED FUND        ACQUIRING FUND          ACQUISITION
-------------------------------------------------------------------------------------------------------------------------------
Prime Fund        Peachtree Prime Money Market Fund                $46,490,663         $4,147,941,938         $4,194,432,601
Government Money
  Market Fund     Peachtree Government Money Market Fund            31,477,446            364,861,596            396,339,042

On May 16, 1997, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to agreements and plans of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                                      TOTAL NET ASSETS OF
ACQUIRING                     ACQUIRED                    TOTAL NET ASSETS OF   TOTAL NET ASSETS OF   ACQUIRING FUND AFTER
   FUND                         FUND                         ACQUIRED FUND        ACQUIRING FUND          ACQUISITION
--------------------------------------------------------------------------------------------------------------------------
Prime       Pilot Short-Term Diversified Assets Fund        $1,854,583,090        $4,275,976,797         $6,130,559,887
Treasury    Pilot Short-Term U.S. Treasury Fund              1,619,653,674         2,618,142,225          4,237,795,899
Tax-Exempt  Pilot Short-Term Tax Exempt Diversified Fund       391,958,210         1,461,772,856          1,853,731,066
Tax-Exempt  Pilot Missouri Short-Term Tax Exempt Fund          226,779,626         1,853,731,066          2,080,510,692

9.  SUBSEQUENT EVENTS

The Trust and the Company are parties to Agreements and Plans of Reorganization with The Emerald Funds (which are advised by Barnett Capital Advisors, Inc., an indirect wholly-owned subsidiary of NationsBank Corporation) pursuant to which the assets and liabilities (net) of the Emerald Tax Exempt Fund of $170,699,695, Emerald Treasury Fund of $875,234,848 and Emerald Prime Fund of $2,174,402,324, were acquired in a tax free exchange of shares by the Tax Exempt Fund, Treasury Fund and Prime Fund respectively, as of May 15, 1998.

In addition, NationsBank of Texas merged into NationsBank on May 6, 1998. NationsBank began serving as custodian of the Trust's and the Company's assets and sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas.

NATIONS FUNDS

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS, DIRECTORS AND TRUSTEES OF NATIONS FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, the statement of cash flows for Nations Treasury Fund, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Tax Exempt Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Prime Fund (portfolios of Nations Fund Trust or Nations Fund, Inc., hereafter referred to as the "Funds") at March 31, 1998, and the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and the application of alternative procedures where securities purchased had not been received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 28, 1998

NATIONS FUNDS

--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

For the period ended March 31, 1998, all of the distributions made from investment income of Nations Tax Exempt Fund, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

                         [BACKGROUND DEPICTING BASKETS]

[NATIONS FUNDS LOGO]                                             BULK RATE
                                                                U.S. POSTAGE
P.O. BOX 32602                                                      PAID
Charlotte, NC 28234-4602                                        N READING, MA
Toll Free 1-800-982-2271                                          PERMIT NO.
                                                                     105







AR2 IN96117 3/98